Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.73%
Activision Blizzard, Inc.	1,122,084	$88,655,857
Alphabet, Inc., Class A(b)	11,792	31,909,977
Alphabet, Inc., Class C(b)	11,055	30,002,938
AT&T, Inc.	2,879,632	73,430,616
Charter Communications, Inc., Class A(b)	107,395	63,721,749
Comcast Corp., Class A	1,358,078	67,890,319
Discovery, Inc., Class A(b)(c)	1,027,982	28,690,978
Discovery, Inc., Class C(b)(c)	1,858,507	50,830,166
DISH Network Corp., Class A(b)(c)	2,047,192	64,281,829
Electronic Arts, Inc.	523,103	69,394,844
Fox Corp., Class A(c)	1,252,929	50,881,447
Fox Corp., Class B	574,634	21,364,892
Interpublic Group of Cos., Inc. (The)	1,775,983	63,118,436
Live Nation Entertainment, Inc.(b)(c)	587,859	64,376,439
Lumen Technologies, Inc.(c)	5,423,642	67,036,215
Match Group, Inc.(b)	504,228	56,826,496
Meta Platforms, Inc., Class A(b)	199,948	62,635,710
Netflix, Inc.(b)	107,268	45,818,454
News Corp., Class A	2,301,637	51,188,407
News Corp., Class B	717,006	15,946,213
Omnicom Group, Inc.(c)	927,793	69,918,480
Take-Two Interactive Software, Inc.(b)(c)	396,920	64,832,913
T-Mobile US, Inc.(b)	573,496	62,035,062
Twitter, Inc.(b)	1,443,974	54,163,465
Verizon Communications, Inc.	1,310,159	69,739,764
ViacomCBS, Inc., Class B	2,107,017	70,479,719
Walt Disney Co. (The)(b)	430,956	61,613,779
		1,520,785,164
Consumer Discretionary-11.30%
Advance Auto Parts, Inc.	273,814	63,390,679
Amazon.com, Inc.(b)	19,212	57,472,122
Aptiv PLC(b)	389,513	53,199,685
AutoZone, Inc.(b)	32,739	65,031,113
Bath & Body Works, Inc.(c)	860,760	48,262,813
Best Buy Co., Inc.(c)	634,046	62,948,087
Booking Holdings, Inc.(b)	28,845	70,847,070
BorgWarner, Inc.(c)	1,427,687	62,604,075
Caesars Entertainment, Inc.(b)	739,563	56,310,327
CarMax, Inc.(b)(c)	439,658	48,876,780
Carnival Corp.(b)(c)	3,411,775	67,587,263
Chipotle Mexican Grill, Inc.(b)	38,415	57,068,556
D.R. Horton, Inc.	600,479	53,574,736
Darden Restaurants, Inc.(c)	433,343	60,611,685
Dollar General Corp.(c)	295,350	61,574,568
Dollar Tree, Inc.(b)	465,883	61,133,167
Domino’s Pizza, Inc.	123,144	55,987,420
eBay, Inc.	983,949	59,105,816
Etsy, Inc.(b)(c)	291,815	45,838,300
Expedia Group, Inc.(b)	393,917	72,201,047
Ford Motor Co.	3,066,874	62,257,542
Gap, Inc. (The)(c)	3,881,059	70,130,736
Garmin Ltd.	482,761	60,065,124
General Motors Co.(b)	1,040,286	54,854,281
Genuine Parts Co.	488,994	65,148,671
Hasbro, Inc.	653,017	60,391,012
Hilton Worldwide Holdings, Inc.(b)	450,434	65,362,478
Home Depot, Inc. (The)	158,991	58,346,517
Las Vegas Sands Corp.(b)(c)	1,747,303	76,531,871
Lennar Corp., Class A	562,757	54,086,575
LKQ Corp.	1,134,976	62,298,833
Lowe’s Cos., Inc.	246,347	58,470,460
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A(b)	409,326	$65,950,605
McDonald’s Corp.	243,460	63,165,697
MGM Resorts International	1,588,665	67,867,769
Mohawk Industries, Inc.(b)(c)	368,968	58,248,978
Newell Brands, Inc.	2,946,386	68,385,619
NIKE, Inc., Class B	389,319	57,646,464
Norwegian Cruise Line Holdings Ltd.(b)(c)	3,054,119	63,617,299
NVR, Inc.(b)(c)	11,127	59,275,977
O’Reilly Automotive, Inc.(b)	94,725	61,737,019
Penn National Gaming, Inc.(b)(c)	1,343,511	61,277,537
Pool Corp.	114,864	54,703,980
PulteGroup, Inc.(c)	1,170,545	61,676,016
PVH Corp.	646,455	61,419,689
Ralph Lauren Corp.(c)	535,360	59,339,302
Ross Stores, Inc.	582,565	56,945,729
Royal Caribbean Cruises Ltd.(b)(c)	871,033	67,775,078
Starbucks Corp.	563,155	55,369,400
Tapestry, Inc.	1,522,106	57,763,923
Target Corp.	275,685	60,769,245
Tesla, Inc.(b)	65,895	61,725,164
TJX Cos., Inc. (The)	880,770	63,389,017
Tractor Supply Co.	274,093	59,837,243
Ulta Beauty, Inc.(b)	163,175	59,353,274
Under Armour, Inc., Class A(b)	1,437,742	27,072,682
Under Armour, Inc., Class C(b)(c)	1,587,899	25,390,505
VF Corp.(c)	865,887	56,464,491
Whirlpool Corp.(c)	286,177	60,151,544
Wynn Resorts Ltd.(b)(c)	750,613	64,139,881
Yum! Brands, Inc.	491,665	61,541,708
		3,633,570,244
Consumer Staples-6.79%
Altria Group, Inc.	1,459,388	74,253,661
Archer-Daniels-Midland Co.	1,036,486	77,736,450
Brown-Forman Corp., Class B	923,412	62,265,671
Campbell Soup Co.(c)	1,524,744	67,271,705
Church & Dwight Co., Inc.	688,047	70,628,025
Clorox Co. (The)	390,463	65,543,119
Coca-Cola Co. (The)	1,169,379	71,343,813
Colgate-Palmolive Co.	827,652	68,239,907
Conagra Brands, Inc.	2,050,295	71,268,254
Constellation Brands, Inc., Class A	280,167	66,609,704
Costco Wholesale Corp.	115,690	58,438,490
Estee Lauder Cos., Inc. (The), Class A	178,135	55,540,712
General Mills, Inc.	1,015,809	69,765,762
Hershey Co. (The)	352,595	69,485,897
Hormel Foods Corp.(c)	1,429,718	67,868,713
JM Smucker Co. (The)	495,181	69,612,545
Kellogg Co.	1,050,677	66,192,651
Kimberly-Clark Corp.	482,894	66,470,359
Kraft Heinz Co. (The)	1,926,025	68,951,695
Kroger Co. (The)	1,474,494	64,273,193
Lamb Weston Holdings, Inc.	1,153,286	74,052,494
McCormick & Co., Inc.	726,536	72,878,826
Molson Coors Beverage Co., Class B(c)	1,423,066	67,823,326
Mondelez International, Inc., Class A	1,056,356	70,807,543
Monster Beverage Corp.(b)	735,164	63,753,422
PepsiCo, Inc.	389,815	67,640,699
Philip Morris International, Inc.	730,083	75,089,037
Procter & Gamble Co. (The)	424,127	68,051,177
Sysco Corp.	892,612	69,757,628
Tyson Foods, Inc., Class A	782,760	71,145,056
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	1,328,584	$66,110,340
Walmart, Inc.	466,997	65,290,851
		2,184,160,725
Energy-4.99%
APA Corp.	2,466,218	81,903,100
Baker Hughes Co., Class A	2,585,619	70,949,385
Chevron Corp.	556,240	73,050,999
ConocoPhillips	895,028	79,317,381
Coterra Energy, Inc.(c)	3,145,641	68,889,538
Devon Energy Corp.(c)	1,514,755	76,601,160
Diamondback Energy, Inc.	592,431	74,741,095
EOG Resources, Inc.	734,791	81,914,501
Exxon Mobil Corp.	1,044,598	79,347,664
Halliburton Co.	2,748,797	84,498,020
Hess Corp.(c)	830,683	76,663,734
Kinder Morgan, Inc.	4,070,654	70,666,554
Marathon Oil Corp.	4,055,488	78,960,351
Marathon Petroleum Corp.	1,032,833	74,105,768
Occidental Petroleum Corp.(c)	2,137,291	80,511,752
ONEOK, Inc.	1,060,619	64,358,361
Phillips 66	907,194	76,920,979
Pioneer Natural Resources Co.	357,230	78,194,075
Schlumberger N.V.	2,122,981	82,944,868
Valero Energy Corp.	928,528	77,039,968
Williams Cos., Inc. (The)	2,469,882	73,948,267
		1,605,527,520
Financials-13.73%
Aflac, Inc.	1,137,218	71,440,035
Allstate Corp. (The)	608,446	73,421,179
American Express Co.	393,740	70,802,327
American International Group, Inc.	1,210,040	69,879,810
Ameriprise Financial, Inc.	221,587	67,431,140
Aon PLC, Class A	224,157	61,965,961
Arthur J. Gallagher & Co.	388,211	61,314,045
Assurant, Inc.	425,005	64,817,513
Bank of America Corp.	1,478,195	68,203,917
Bank of New York Mellon Corp. (The)	1,159,530	68,713,748
Berkshire Hathaway, Inc., Class B(b)	228,159	71,418,330
BlackRock, Inc.	70,509	58,024,676
Brown & Brown, Inc.	978,412	64,849,147
Capital One Financial Corp.	437,114	64,137,737
Cboe Global Markets, Inc.	497,998	59,027,703
Charles Schwab Corp. (The)	813,800	71,370,260
Chubb Ltd.	344,053	67,874,776
Cincinnati Financial Corp.(c)	564,740	66,543,314
Citigroup, Inc.	1,083,040	70,527,565
Citizens Financial Group, Inc.	1,387,541	71,416,735
CME Group, Inc., Class A	288,297	66,164,161
Comerica, Inc.	778,901	72,266,435
Discover Financial Services	562,975	65,164,356
Everest Re Group Ltd.	243,935	69,131,179
FactSet Research Systems, Inc.	141,365	59,640,480
Fifth Third Bancorp	1,503,532	67,102,633
First Republic Bank	314,904	54,664,185
Franklin Resources, Inc.(c)	1,932,537	61,783,208
Globe Life, Inc.(c)	716,112	73,258,258
Goldman Sachs Group, Inc. (The)	167,004	59,232,979
Hartford Financial Services Group, Inc. (The)	965,606	69,398,103
Huntington Bancshares, Inc.(c)	4,308,477	64,885,664
Intercontinental Exchange, Inc.	486,439	61,612,364
	Shares	Value
Financials-(continued)
Invesco Ltd.(d)	2,843,258	$64,428,226
JPMorgan Chase & Co.	411,795	61,192,737
KeyCorp	2,858,469	71,633,233
Lincoln National Corp.(c)	974,702	68,209,646
Loews Corp.	1,152,342	68,748,724
M&T Bank Corp.	432,279	73,219,417
MarketAxess Holdings, Inc.	170,148	58,612,583
Marsh & McLennan Cos., Inc.	383,517	58,923,552
MetLife, Inc.	1,085,600	72,800,336
Moody’s Corp.	165,375	56,723,625
Morgan Stanley	666,262	68,318,505
MSCI, Inc.	104,630	56,094,236
Nasdaq, Inc.	319,149	57,194,692
Northern Trust Corp.	555,943	64,845,192
People’s United Financial, Inc.	3,729,724	72,282,051
PNC Financial Services Group, Inc. (The)	326,630	67,282,514
Principal Financial Group, Inc.(c)	914,129	66,786,265
Progressive Corp. (The)	691,409	75,128,502
Prudential Financial, Inc.(c)	614,882	68,602,385
Raymond James Financial, Inc.	674,487	71,407,939
Regions Financial Corp.	2,958,897	67,877,097
S&P Global, Inc.	139,247	57,818,139
Signature Bank	215,117	65,531,092
State Street Corp.	703,392	66,470,544
SVB Financial Group(b)	95,483	55,752,524
Synchrony Financial	1,374,801	58,552,775
T. Rowe Price Group, Inc.(c)	335,014	51,736,212
Travelers Cos., Inc. (The)	426,935	70,948,058
Truist Financial Corp.	1,108,123	69,612,287
U.S. Bancorp	1,138,507	66,249,722
W.R. Berkley Corp.	812,626	68,666,897
Wells Fargo & Co.	1,310,568	70,508,558
Willis Towers Watson PLC(c)	281,900	65,953,324
Zions Bancorporation N.A.	1,040,286	70,552,196
		4,416,147,708
Health Care-12.71%
Abbott Laboratories	489,956	62,449,792
AbbVie, Inc.	524,200	71,757,738
ABIOMED, Inc.(b)	214,405	63,436,007
Agilent Technologies, Inc.	420,463	58,578,905
Align Technology, Inc.(b)	98,771	48,887,694
AmerisourceBergen Corp.	534,425	72,788,685
Amgen, Inc.	311,787	70,819,299
Anthem, Inc.	155,220	68,450,468
Baxter International, Inc.	813,005	69,463,147
Becton, Dickinson and Co.(c)	268,528	68,243,706
Biogen, Inc.(b)	283,200	64,003,200
Bio-Rad Laboratories, Inc., Class A(b)	87,812	52,663,491
Bio-Techne Corp.	141,373	53,214,211
Boston Scientific Corp.(b)	1,597,443	68,530,305
Bristol-Myers Squibb Co.	1,167,828	75,780,359
Cardinal Health, Inc.	1,357,031	69,982,089
Catalent, Inc.(b)	537,733	55,886,591
Centene Corp.(b)	839,141	65,251,604
Cerner Corp.	884,754	80,689,565
Charles River Laboratories International, Inc.(b)	184,012	60,679,797
Cigna Corp.	306,292	70,588,054
Cooper Cos., Inc. (The)	164,667	65,586,866
CVS Health Corp.	665,141	70,844,168
Danaher Corp.	207,151	59,201,684
DaVita, Inc.(b)	621,562	67,358,674

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
DENTSPLY SIRONA, Inc.	1,234,724	$65,958,956
DexCom, Inc.(b)	116,627	50,205,591
Edwards Lifesciences Corp.(b)	539,714	58,936,769
Eli Lilly and Co.	269,381	66,103,404
Gilead Sciences, Inc.	935,942	64,280,497
HCA Healthcare, Inc.	269,992	64,811,580
Henry Schein, Inc.(b)	869,096	65,442,929
Hologic, Inc.(b)	880,550	61,849,832
Humana, Inc.	142,761	56,033,693
IDEXX Laboratories, Inc.(b)	107,890	54,732,597
Illumina, Inc.(b)	176,309	61,500,105
Incyte Corp.(b)	1,006,241	74,793,894
Intuitive Surgical, Inc.(b)	190,381	54,102,473
IQVIA Holdings, Inc.(b)	243,640	59,667,436
Johnson & Johnson	397,167	68,427,902
Laboratory Corp. of America Holdings(b)	228,041	61,881,206
McKesson Corp.	283,064	72,668,190
Medtronic PLC	584,650	60,505,429
Merck & Co., Inc.	906,026	73,822,999
Mettler-Toledo International, Inc.(b)	41,408	60,980,733
Moderna, Inc.(b)(c)	255,377	43,242,987
Organon & Co.(c)	2,289,099	73,045,149
PerkinElmer, Inc.	350,365	60,322,342
Pfizer, Inc.	1,246,563	65,681,404
Quest Diagnostics, Inc.	411,118	55,509,152
Regeneron Pharmaceuticals, Inc.(b)	98,578	59,993,585
ResMed, Inc.	251,422	57,475,069
STERIS PLC(c)	286,569	64,306,084
Stryker Corp.	252,489	62,629,896
Teleflex, Inc.	204,859	63,545,213
Thermo Fisher Scientific, Inc.	102,468	59,564,648
UnitedHealth Group, Inc.	135,367	63,970,383
Universal Health Services, Inc., Class B(c)	512,581	66,666,285
Vertex Pharmaceuticals, Inc.(b)	315,754	76,744,010
Viatris, Inc.	5,179,956	77,543,941
Waters Corp.(b)(c)	192,473	61,614,457
West Pharmaceutical Services, Inc.	151,914	59,735,623
Zimmer Biomet Holdings, Inc.	528,969	65,073,766
Zoetis, Inc.	284,836	56,907,384
		4,085,413,692
Industrials-13.95%
3M Co.(c)	371,460	61,669,789
A.O. Smith Corp.	787,177	60,156,066
Alaska Air Group, Inc.(b)	1,273,596	69,716,645
Allegion PLC	501,516	61,551,059
American Airlines Group, Inc.(b)(c)	3,652,722	60,160,331
AMETEK, Inc.	460,941	63,042,901
Boeing Co. (The)(b)	321,421	64,361,341
C.H. Robinson Worldwide, Inc.(c)	628,404	65,762,479
Carrier Global Corp.	1,184,658	56,484,493
Caterpillar, Inc.	323,780	65,261,097
Cintas Corp.	143,786	56,296,533
Copart, Inc.(b)	440,403	56,922,088
CSX Corp.	1,791,044	61,289,526
Cummins, Inc.	302,146	66,738,008
Deere & Co.	183,714	69,149,950
Delta Air Lines, Inc.(b)(c)	1,722,494	68,365,787
Dover Corp.	384,436	65,319,521
Eaton Corp. PLC(c)	386,331	61,206,420
Emerson Electric Co.	709,928	65,277,880
Equifax, Inc.	223,178	53,509,157
	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.	501,695	$57,434,044
Fastenal Co.	1,027,069	58,214,271
FedEx Corp.	267,192	65,691,825
Fortive Corp.	874,718	61,702,608
Fortune Brands Home & Security, Inc.	622,277	58,599,825
Generac Holdings, Inc.(b)	188,702	53,285,671
General Dynamics Corp.	321,612	68,213,905
General Electric Co.	678,712	64,124,710
Honeywell International, Inc.	313,288	64,061,130
Howmet Aerospace, Inc.	2,131,341	66,263,392
Huntington Ingalls Industries, Inc.	353,553	66,185,122
IDEX Corp.	277,981	59,888,227
IHS Markit Ltd.	495,400	57,857,766
Illinois Tool Works, Inc.(c)	270,980	63,387,642
Ingersoll Rand, Inc.	1,104,040	62,058,088
J.B. Hunt Transport Services, Inc.	331,437	63,814,880
Jacobs Engineering Group, Inc.	458,327	59,665,009
Johnson Controls International PLC	829,115	60,251,787
L3Harris Technologies, Inc.	303,837	63,590,046
Leidos Holdings, Inc.(c)	746,468	66,771,563
Lockheed Martin Corp.	190,423	74,099,302
Masco Corp.(c)	957,641	60,647,404
Nielsen Holdings PLC(c)	3,180,920	59,992,151
Norfolk Southern Corp.	222,765	60,589,852
Northrop Grumman Corp.	177,840	65,783,016
Old Dominion Freight Line, Inc.(c)	181,014	54,653,557
Otis Worldwide Corp.	764,193	65,285,008
PACCAR, Inc.	738,323	68,656,656
Parker-Hannifin Corp.	206,276	63,947,623
Pentair PLC	874,066	55,678,004
Quanta Services, Inc.	575,418	59,106,937
Raytheon Technologies Corp.	763,530	68,862,771
Republic Services, Inc.	486,343	62,086,547
Robert Half International, Inc.(c)	600,374	67,998,359
Rockwell Automation, Inc.	183,285	53,009,688
Rollins, Inc.	2,061,732	63,604,432
Roper Technologies, Inc.	139,316	60,903,382
Snap-on, Inc.	302,989	63,097,459
Southwest Airlines Co.(b)(c)	1,567,504	70,161,479
Stanley Black & Decker, Inc.	337,608	58,963,237
Textron, Inc.	872,005	59,348,660
Trane Technologies PLC	324,928	56,245,037
TransDigm Group, Inc.(b)	108,323	66,747,549
Union Pacific Corp.	265,057	64,819,689
United Airlines Holdings, Inc.(b)(c)	1,493,056	64,022,241
United Parcel Service, Inc., Class B	314,269	63,548,334
United Rentals, Inc.(b)	188,920	60,477,070
Verisk Analytics, Inc.	290,598	56,994,986
W.W. Grainger, Inc.	127,988	63,368,139
Wabtec Corp.	723,323	64,303,415
Waste Management, Inc.	398,904	60,011,118
Xylem, Inc.(c)	535,768	56,266,355
		4,486,582,039
Information Technology-14.37%
Accenture PLC, Class A	172,905	61,135,750
Adobe, Inc.(b)	100,694	53,800,804
Advanced Micro Devices, Inc.(b)(c)	475,076	54,277,433
Akamai Technologies, Inc.(b)(c)	581,842	66,650,001
Amphenol Corp., Class A	781,041	62,163,053
Analog Devices, Inc.	358,133	58,723,068
ANSYS, Inc.(b)	165,103	56,136,671

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Apple, Inc.	373,405	$65,263,726
Applied Materials, Inc.	430,999	59,555,442
Arista Networks, Inc.(b)	503,503	62,590,458
Autodesk, Inc.(b)	244,757	61,137,851
Automatic Data Processing, Inc.	271,782	56,033,295
Broadcom, Inc.	102,204	59,879,280
Broadridge Financial Solutions, Inc.	369,007	58,753,295
Cadence Design Systems, Inc.(b)	356,995	54,313,219
CDW Corp.	337,105	63,729,700
Ceridian HCM Holding, Inc.(b)	633,818	48,056,081
Cisco Systems, Inc.	1,110,570	61,825,432
Citrix Systems, Inc.	806,939	82,259,362
Cognizant Technology Solutions Corp., Class A	802,024	68,508,890
Corning, Inc.	1,749,474	73,547,887
DXC Technology Co.(b)(c)	2,131,341	64,110,737
Enphase Energy, Inc.(b)	306,185	43,009,807
EPAM Systems, Inc.(b)	94,941	45,205,208
F5, Inc.(b)(c)	286,994	59,585,694
Fidelity National Information Services, Inc.	628,968	75,425,843
Fiserv, Inc.(b)	637,663	67,400,979
FleetCor Technologies, Inc.(b)(c)	294,841	70,248,817
Fortinet, Inc.(b)(c)	198,333	58,952,501
Gartner, Inc.(b)	204,443	60,083,753
Global Payments, Inc.	522,481	78,309,452
Hewlett Packard Enterprise Co.	4,324,486	70,618,856
HP, Inc.(c)	1,805,875	66,329,789
Intel Corp.	1,300,350	63,483,087
International Business Machines Corp.	530,561	70,867,033
Intuit, Inc.	95,510	53,030,017
IPG Photonics Corp.(b)(c)	393,961	60,855,156
Jack Henry & Associates, Inc.(c)	415,513	69,727,237
Juniper Networks, Inc.	1,935,919	67,408,700
Keysight Technologies, Inc.(b)	318,324	53,739,458
KLA Corp.	157,295	61,230,225
Lam Research Corp.	95,094	56,097,852
Mastercard, Inc., Class A	187,854	72,583,028
Microchip Technology, Inc.	755,818	58,560,779
Micron Technology, Inc.	768,704	63,241,278
Microsoft Corp.	191,903	59,677,995
Monolithic Power Systems, Inc.	130,233	52,474,783
Motorola Solutions, Inc.	243,272	56,424,508
NetApp, Inc.	736,932	63,751,987
NortonLifeLock, Inc.	2,704,895	70,354,319
NVIDIA Corp.	212,724	52,087,599
NXP Semiconductors N.V. (China)	290,392	59,658,132
Oracle Corp.	641,527	52,066,331
Paychex, Inc.	530,636	62,487,695
Paycom Software, Inc.(b)	157,281	52,736,319
PayPal Holdings, Inc.(b)	349,097	60,023,738
PTC, Inc.(b)(c)	545,031	63,365,304
Qorvo, Inc.(b)	413,121	56,713,251
QUALCOMM, Inc.	357,465	62,828,048
salesforce.com, inc.(b)	247,309	57,531,493
Seagate Technology Holdings PLC	633,693	67,900,205
ServiceNow, Inc.(b)	101,776	59,618,345
Skyworks Solutions, Inc.	405,395	59,398,475
SolarEdge Technologies, Inc.(b)	212,415	50,601,501
Synopsys, Inc.(b)	182,062	56,530,251
TE Connectivity Ltd.	410,833	58,753,227
Teledyne Technologies, Inc.(b)	150,670	63,496,858
	Shares	Value
Information Technology-(continued)
Teradyne, Inc.	412,177	$48,401,945
Texas Instruments, Inc.	335,286	60,180,484
Trimble, Inc.(b)(c)	764,110	55,138,178
Tyler Technologies, Inc.(b)	127,465	60,392,917
VeriSign, Inc.(b)	268,905	58,400,788
Visa, Inc., Class A(c)	308,357	69,741,103
Western Digital Corp.(b)	1,136,667	58,811,151
Xilinx, Inc.	303,710	58,783,070
Zebra Technologies Corp., Class A(b)	106,795	54,371,470
		4,621,147,454
Materials-5.67%
Air Products and Chemicals, Inc.	223,015	62,916,992
Albemarle Corp.	250,089	55,204,646
Amcor PLC(c)	5,671,425	68,113,814
Avery Dennison Corp.	309,400	63,556,948
Ball Corp.(c)	703,463	68,306,257
Celanese Corp.	409,065	63,695,511
CF Industries Holdings, Inc.	1,075,391	74,062,178
Corteva, Inc.	1,371,167	65,925,709
Dow, Inc.	1,202,699	71,837,211
DuPont de Nemours, Inc.	822,140	62,975,924
Eastman Chemical Co.	560,595	66,671,563
Ecolab, Inc.	283,896	53,784,097
FMC Corp.	607,657	67,067,103
Freeport-McMoRan, Inc.	1,714,397	63,809,856
International Flavors & Fragrances, Inc.(c)	447,602	59,047,656
International Paper Co.	1,433,043	69,144,325
Linde PLC (United Kingdom)	197,628	62,980,091
LyondellBasell Industries N.V., Class A	731,191	70,728,106
Martin Marietta Materials, Inc.	146,433	56,980,009
Mosaic Co. (The)	1,790,884	71,545,816
Newmont Corp.	1,172,885	71,745,376
Nucor Corp.(c)	580,881	58,901,334
Packaging Corp. of America(c)	513,440	77,339,467
PPG Industries, Inc.	402,110	62,809,582
Sealed Air Corp.	1,011,245	68,683,761
Sherwin-Williams Co. (The)(c)	185,924	53,269,085
Vulcan Materials Co.	321,198	61,127,191
WestRock Co.	1,508,043	69,611,265
		1,821,840,873
Real Estate-5.82%
Alexandria Real Estate Equities, Inc.(c)	310,342	60,467,035
American Tower Corp.	241,762	60,803,143
AvalonBay Communities, Inc.	269,040	65,707,639
Boston Properties, Inc.(c)	576,643	64,630,147
CBRE Group, Inc., Class A(b)	634,732	64,323,741
Crown Castle International Corp.	339,937	62,041,902
Digital Realty Trust, Inc.	386,082	57,615,017
Duke Realty Corp.	1,068,664	61,747,406
Equinix, Inc.(c)	82,456	59,772,354
Equity Residential(c)	757,777	67,237,553
Essex Property Trust, Inc.(c)	190,010	63,178,325
Extra Space Storage, Inc.	315,269	62,483,163
Federal Realty Investment Trust(c)	504,337	64,297,924
Healthpeak Properties, Inc.	1,946,556	68,849,686
Host Hotels & Resorts, Inc.(b)(c)	3,955,031	68,580,238
Iron Mountain, Inc.(c)	1,358,864	62,399,035
Kimco Realty Corp.(c)	2,865,438	69,515,526
Mid-America Apartment Communities, Inc.(c)	304,516	62,937,367
Prologis, Inc.	413,702	64,876,748

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Public Storage	189,012	$67,766,472
Realty Income Corp.	983,262	68,248,215
Regency Centers Corp.	897,290	64,380,558
SBA Communications Corp., Class A	183,442	59,699,364
Simon Property Group, Inc.	431,970	63,585,984
UDR, Inc.(c)	1,127,883	64,108,870
Ventas, Inc.(c)	1,360,177	72,116,585
Vornado Realty Trust	1,565,064	64,183,275
Welltower, Inc.(c)	795,991	68,956,700
Weyerhaeuser Co.	1,644,602	66,491,259
		1,871,001,231
Utilities-5.89%
AES Corp. (The)	2,693,316	59,737,749
Alliant Energy Corp.	1,116,916	66,858,592
Ameren Corp.	754,693	66,971,457
American Electric Power Co., Inc.	783,316	70,811,766
American Water Works Co., Inc.	373,353	60,035,162
Atmos Energy Corp.(c)	686,729	73,631,083
CenterPoint Energy, Inc.	2,360,052	66,931,075
CMS Energy Corp.	1,052,091	67,733,619
Consolidated Edison, Inc.	797,261	68,923,213
Dominion Energy, Inc.(c)	866,100	69,859,626
DTE Energy Co.	565,467	68,099,191
Duke Energy Corp.	647,528	68,029,292
Edison International(c)	982,122	61,667,440
Entergy Corp.	612,903	68,504,168
Evergy, Inc.	983,262	63,872,700
Eversource Energy	748,215	66,957,760
Exelon Corp.	1,220,108	70,705,259
FirstEnergy Corp.	1,659,916	69,650,075
NextEra Energy, Inc.	728,267	56,892,218
NiSource, Inc.	2,537,127	74,033,366
NRG Energy, Inc.	1,692,842	67,595,181
Pinnacle West Capital Corp.	992,411	69,081,730
PPL Corp.(c)	2,289,844	67,962,570
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	1,031,168	$68,603,607
Sempra Energy	518,663	71,658,480
Southern Co. (The)	1,010,865	70,245,009
WEC Energy Group, Inc.	703,603	68,277,635
Xcel Energy, Inc.	989,202	68,907,811
		1,892,236,834
Total Common Stocks & Other Equity Interests (Cost $28,685,849,949)		32,138,413,484
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $673,926)	673,926	673,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $28,686,523,875)		32,139,087,410
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.04%
Invesco Private Government Fund, 0.02%(d)(e)(f)	376,713,735	376,713,735
Invesco Private Prime Fund, 0.11%(d)(e)(f)	920,819,392	921,003,525
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,297,744,011)		1,297,717,260
TOTAL INVESTMENTS IN SECURITIES-103.99% (Cost $29,984,267,886)		33,436,804,670
OTHER ASSETS LESS LIABILITIES-(3.99)%		(1,281,467,034)
NET ASSETS-100.00%		$32,155,337,636

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$53,120,799	$34,445,033	$(12,710,448)	$(14,068,799)	$3,641,641	$64,428,226	$1,084,482
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	8,055,574	319,224,655	(326,606,303)	-	-	673,926	1,909
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$282,481,546	$2,295,234,155	$(2,201,001,966)	$-	$-	$376,713,735	$35,641*
Invesco Private Prime Fund	465,681,081	4,830,072,256	(4,374,578,636)	(26,755)	(144,421)	921,003,525	482,279*
Total	$809,339,000	$7,478,976,099	$(6,914,897,353)	$(14,095,554)	$3,497,220	$1,362,819,412	$1,604,311

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Diversified Telecommunication Services-13.84%
AT&T, Inc.	85,162	$2,171,631
Lumen Technologies, Inc.(b)	160,383	1,982,334
Verizon Communications, Inc.	38,755	2,062,928
		6,216,893
Entertainment-25.98%
Activision Blizzard, Inc.	33,193	2,622,579
Electronic Arts, Inc.	15,482	2,053,842
Live Nation Entertainment, Inc.(c)	17,369	1,902,079
Netflix, Inc.(c)	3,179	1,357,878
Take-Two Interactive Software, Inc.(c)	11,737	1,917,122
Walt Disney Co. (The)(c)	12,741	1,821,581
		11,675,081
Interactive Media & Services-15.37%
Alphabet, Inc., Class A(c)	338	914,652
Alphabet, Inc., Class C(c)	317	860,329
Match Group, Inc.(c)	14,903	1,679,568
Meta Platforms, Inc., Class A(c)	5,901	1,848,547
Twitter, Inc.(c)	42,708	1,601,977
		6,905,073
Media-40.70%
Charter Communications, Inc., Class A(c)	3,182	1,888,008
Comcast Corp., Class A	40,158	2,007,498
Discovery, Inc., Class A(b)(c)	30,543	852,455
Discovery, Inc., Class C(c)	54,868	1,500,640
DISH Network Corp., Class A(c)	60,557	1,901,490
Fox Corp., Class A	36,976	1,501,595
Fox Corp., Class B	16,977	631,205
Interpublic Group of Cos., Inc. (The)	52,522	1,866,632
News Corp., Class A	67,968	1,511,608
News Corp., Class B	21,159	470,576
	Shares	Value
Media-(continued)
Omnicom Group, Inc.	27,443	$2,068,105
ViacomCBS, Inc., Class B	62,313	2,084,370
		18,284,182
Wireless Telecommunication Services-4.08%
T-Mobile US, Inc.(c)	16,952	1,833,698
Total Common Stocks & Other Equity Interests (Cost $47,993,647)		44,914,927

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $14,574)	14,574	14,574
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $48,008,221)		44,929,501
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.10%
Invesco Private Government Fund, 0.02%(d)(e)(f)	686,492	686,492
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,601,741	1,602,062
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,288,687)		2,288,554
TOTAL INVESTMENTS IN SECURITIES-105.10% (Cost $50,296,908)		47,218,055
OTHER ASSETS LESS LIABILITIES-(5.10)%		(2,289,519)
NET ASSETS-100.00%		$44,928,536
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$623,202	$(608,628)	$-	$-	$14,574	$5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	168,501	8,096,671	(7,578,680)	-	-	686,492	43*
Invesco Private Prime Fund	252,751	14,556,265	(13,206,596)	(133)	(225)	1,602,062	598*
Total	$421,252	$23,276,138	$(21,393,904)	$(133)	$(225)	$2,303,128	$646

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)—(continued)
January 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Auto Components-3.19%
Aptiv PLC(b)	46,532	$6,355,341
BorgWarner, Inc.	170,665	7,483,660
		13,839,001
Automobiles-4.89%
Ford Motor Co.	366,555	7,441,067
General Motors Co.(b)	124,386	6,558,874
Tesla, Inc.(b)	7,727	7,238,035
		21,237,976
Distributors-5.02%
Genuine Parts Co.	58,135	7,745,326
LKQ Corp.	135,186	7,420,360
Pool Corp.	13,921	6,629,876
		21,795,562
Hotels, Restaurants & Leisure-31.75%
Booking Holdings, Inc.(b)	3,500	8,596,455
Caesars Entertainment, Inc.(b)	88,076	6,706,107
Carnival Corp.(b)(c)	407,809	8,078,696
Chipotle Mexican Grill, Inc.(b)	4,554	6,765,331
Darden Restaurants, Inc.	51,793	7,244,287
Domino’s Pizza, Inc.	14,661	6,665,624
Expedia Group, Inc.(b)	47,094	8,631,859
Hilton Worldwide Holdings, Inc.(b)	53,624	7,781,379
Las Vegas Sands Corp.(b)	208,779	9,144,520
Marriott International, Inc., Class A(b)	48,892	7,877,479
McDonald’s Corp.	29,554	7,667,785
MGM Resorts International	189,281	8,086,085
Norwegian Cruise Line Holdings Ltd.(b)(c)	365,015	7,603,263
Penn National Gaming, Inc.(b)(c)	160,077	7,301,112
Royal Caribbean Cruises Ltd.(b)(c)	103,794	8,076,211
Starbucks Corp.	67,357	6,622,540
Wynn Resorts Ltd.(b)	89,778	7,671,530
Yum! Brands, Inc.	58,542	7,327,702
		137,847,965
Household Durables-13.06%
D.R. Horton, Inc.	71,466	6,376,196
Garmin Ltd.	57,574	7,163,357
Lennar Corp., Class A	67,255	6,463,878
Mohawk Industries, Inc.(b)	43,937	6,936,334
Newell Brands, Inc.	350,965	8,145,898
NVR, Inc.(b)	1,326	7,063,894
PulteGroup, Inc.	139,853	7,368,855
Whirlpool Corp.(c)	34,070	7,161,173
		56,679,585
Internet & Direct Marketing Retail-4.45%
Amazon.com, Inc.(b)	2,278	6,814,569
eBay, Inc.	117,155	7,037,501
Etsy, Inc.(b)(c)	34,792	5,465,127
		19,317,197
Leisure Products-1.66%
Hasbro, Inc.	77,738	7,189,210
Multiline Retail-5.04%
Dollar General Corp.	35,238	7,346,418
	Shares	Value
Multiline Retail-(continued)
Dollar Tree, Inc.(b)	55,372	$7,265,914
Target Corp.	33,014	7,277,276
		21,889,608
Specialty Retail-21.43%
Advance Auto Parts, Inc.	32,653	7,559,496
AutoZone, Inc.(b)	3,911	7,768,615
Bath & Body Works, Inc.	102,823	5,765,286
Best Buy Co., Inc.	75,483	7,493,952
CarMax, Inc.(b)	52,420	5,827,531
Gap, Inc. (The)	462,390	8,355,387
Home Depot, Inc. (The)	18,853	6,918,674
Lowe’s Cos., Inc.	29,988	7,117,652
O’Reilly Automotive, Inc.(b)	11,485	7,485,349
Ross Stores, Inc.	69,436	6,787,369
TJX Cos., Inc. (The)	104,880	7,548,214
Tractor Supply Co.	33,450	7,302,469
Ulta Beauty, Inc.(b)	19,481	7,086,019
		93,016,013
Textiles, Apparel & Luxury Goods-9.49%
NIKE, Inc., Class B	46,507	6,886,292
PVH Corp.	77,066	7,322,041
Ralph Lauren Corp.	63,973	7,090,767
Tapestry, Inc.	181,878	6,902,270
Under Armour, Inc., Class A(b)	171,776	3,234,542
Under Armour, Inc., Class C(b)(c)	189,776	3,034,518
VF Corp.	103,478	6,747,800
		41,218,230
Total Common Stocks & Other Equity Interests (Cost $463,118,527)		434,030,347

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $46,307)	46,307	46,307
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $463,164,834)		434,076,654
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.35%
Invesco Private Government Fund, 0.02%(d)(e)(f)	10,874,496	10,874,496
Invesco Private Prime Fund, 0.11%(d)(e)(f)	25,368,751	25,373,824
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,249,126)		36,248,320
TOTAL INVESTMENTS IN SECURITIES-108.34% (Cost $499,413,960)		470,324,974
OTHER ASSETS LESS LIABILITIES-(8.34)%		(36,200,650)
NET ASSETS-100.00%		$434,124,324
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$348,584	$5,202,338	$(5,504,615)	$-	$-	$46,307	$51
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,580,099	133,355,146	(137,060,749)	-	-	10,874,496	1,591*
Invesco Private Prime Fund	21,870,149	285,840,614	(282,329,379)	(807)	(6,753)	25,373,824	21,224*
Total	$36,798,832	$424,398,098	$(424,894,743)	$(807)	$(6,753)	$36,294,627	$22,866

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Beverages-18.24%
Brown-Forman Corp., Class B	208,479	$14,057,739
Coca-Cola Co. (The)	264,016	16,107,616
Constellation Brands, Inc., Class A	63,130	15,009,157
Molson Coors Beverage Co., Class B	321,400	15,317,924
Monster Beverage Corp.(b)	165,890	14,385,981
PepsiCo, Inc.	87,926	15,256,920
		90,135,337
Food & Staples Retailing-14.85%
Costco Wholesale Corp.	26,574	13,423,325
Kroger Co. (The)	333,136	14,521,398
Sysco Corp.	201,653	15,759,182
Walgreens Boots Alliance, Inc.	300,129	14,934,419
Walmart, Inc.	105,365	14,731,081
		73,369,405
Food Products-41.93%
Archer-Daniels-Midland Co.	234,169	17,562,675
Campbell Soup Co.(c)	344,377	15,193,913
Conagra Brands, Inc.	463,171	16,099,824
General Mills, Inc.	229,455	15,758,969
Hershey Co. (The)	79,657	15,698,005
Hormel Foods Corp.(c)	323,029	15,334,187
JM Smucker Co. (The)	111,821	15,719,796
Kellogg Co.	237,308	14,950,404
Kraft Heinz Co. (The)	435,120	15,577,296
Lamb Weston Holdings, Inc.	260,466	16,724,522
McCormick & Co., Inc.	164,170	16,467,893
Mondelez International, Inc., Class A	238,659	15,997,313
Tyson Foods, Inc., Class A	176,638	16,054,628
		207,139,425
Household Products-15.49%
Church & Dwight Co., Inc.	155,355	15,947,191
Clorox Co. (The)	88,151	14,797,027
Colgate-Palmolive Co.	186,989	15,417,243
Kimberly-Clark Corp.	109,203	15,031,793
Procter & Gamble Co. (The)	95,566	15,333,564
		76,526,818
	Shares	Value
Personal Products-2.59%
Estee Lauder Cos., Inc. (The), Class A	41,114	$12,818,934
Tobacco-6.83%
Altria Group, Inc.	329,488	16,764,349
Philip Morris International, Inc.	164,995	16,969,736
		33,734,085
Total Common Stocks & Other Equity Interests (Cost $428,115,239)		493,724,004

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $151,795)	151,795	151,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $428,267,034)		493,875,799
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.18%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,713,412	4,713,412
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,995,762	10,997,961
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,711,373)		15,711,373
TOTAL INVESTMENTS IN SECURITIES-103.14% (Cost $443,978,407)		509,587,172
OTHER ASSETS LESS LIABILITIES-(3.14)%		(15,531,997)
NET ASSETS-100.00%		$494,055,175
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,618,267	$(10,466,472)	$-	$-	$151,795	$57
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,457,724	$50,286,981	$(51,031,293)	$-	$-	$4,713,412	$308*
Invesco Private Prime Fund	8,186,586	116,882,227	(114,068,868)	-	(1,984)	10,997,961	4,141*
Total	$13,644,310	$177,787,475	$(175,566,633)	$-	$(1,984)	$15,863,168	$4,506

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-95.65%
Energy Equipment & Services-14.47%
Baker Hughes Co., Class A	616,764	$16,924,004
Halliburton Co.	657,686	20,217,268
Schlumberger N.V.	496,459	19,396,653
		56,537,925
Oil, Gas & Consumable Fuels-81.18%
APA Corp.	596,121	19,797,178
Chevron Corp.	109,264	14,349,641
ConocoPhillips	208,427	18,470,801
Coterra Energy, Inc.	750,704	16,440,418
Devon Energy Corp.	360,231	18,216,882
Diamondback Energy, Inc.	141,638	17,869,050
EOG Resources, Inc.	170,457	19,002,546
Exxon Mobil Corp.	201,527	15,307,991
Hess Corp.	197,762	18,251,455
Kinder Morgan, Inc.	963,866	16,732,714
Marathon Oil Corp.	979,663	19,074,039
Marathon Petroleum Corp.	242,658	17,410,711
Occidental Petroleum Corp.	508,062	19,138,695
ONEOK, Inc.	250,249	15,185,109
Phillips 66	214,377	18,177,026
Pioneer Natural Resources Co.	83,130	18,196,326
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp.	220,135	$18,264,601
Williams Cos., Inc. (The)	581,382	17,406,577
		317,291,760
Total Common Stocks & Other Equity Interests (Cost $301,611,561)		373,829,685

Exchange-Traded Funds-4.35%
Energy Select Sector SPDR Fund	255,900	16,868,928
SPDR S&P Oil & Gas Equipment & Services ETF	2,600	151,268
Total Exchange-Traded Funds (Cost $17,021,876)		17,020,196

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $105,438)	105,438	105,438
TOTAL INVESTMENTS IN SECURITIES-100.03% (Cost $318,738,875)		390,955,319
OTHER ASSETS LESS LIABILITIES-(0.03)%		(104,564)
NET ASSETS-100.00%		$390,850,755

Investment Abbreviations:
ETF	-Exchange-Traded Fund
SPDR	-Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$77,255	$21,942,711	$(21,914,528)	$-	$-	$105,438	$147
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	33,965,445	(33,965,445)	-	-	-	139*
Invesco Private Prime Fund	-	73,009,399	(73,007,993)	-	(1,406)	-	1,782*
Total	$77,255	$128,917,555	$(128,887,966)	$-	$(1,406)	$105,438	$2,068

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Banks-28.97%
Bank of America Corp.	179,105	$8,263,905
Citigroup, Inc.	131,343	8,553,056
Citizens Financial Group, Inc.	168,223	8,658,438
Comerica, Inc.	94,335	8,752,401
Fifth Third Bancorp	182,220	8,132,479
First Republic Bank	38,219	6,634,436
Huntington Bancshares, Inc.	522,190	7,864,181
JPMorgan Chase & Co.	49,898	7,414,843
KeyCorp	346,537	8,684,217
M&T Bank Corp.(b)	52,393	8,874,326
People’s United Financial, Inc.	452,030	8,760,341
PNC Financial Services Group, Inc. (The)	39,556	8,148,140
Regions Financial Corp.	358,701	8,228,601
Signature Bank	26,144	7,964,247
SVB Financial Group(c)	11,335	6,618,507
Truist Financial Corp.	134,258	8,434,088
U.S. Bancorp	138,027	8,031,791
Wells Fargo & Co.	158,843	8,545,753
Zions Bancorporation N.A.	126,152	8,555,629
		155,119,379
Capital Markets-29.59%
Ameriprise Financial, Inc.	26,775	8,147,900
Bank of New York Mellon Corp. (The)	140,557	8,329,408
BlackRock, Inc.	8,614	7,088,805
Cboe Global Markets, Inc.	60,382	7,157,078
Charles Schwab Corp. (The)	98,675	8,653,798
CME Group, Inc., Class A	34,916	8,013,222
FactSet Research Systems, Inc.	17,102	7,215,163
Franklin Resources, Inc.	234,181	7,486,767
Goldman Sachs Group, Inc. (The)	20,385	7,230,152
Intercontinental Exchange, Inc.	58,825	7,450,775
Invesco Ltd.(d)	344,593	7,808,477
MarketAxess Holdings, Inc.	20,671	7,120,746
Moody’s Corp.	20,048	6,876,464
Morgan Stanley	81,013	8,307,073
MSCI, Inc.	12,692	6,804,435
Nasdaq, Inc.	38,745	6,943,491
Northern Trust Corp.	67,370	7,858,037
Raymond James Financial, Inc.	81,704	8,650,003
S&P Global, Inc.	16,832	6,988,983
State Street Corp.	85,274	8,058,393
T. Rowe Price Group, Inc.	40,654	6,278,197
		158,467,367
Consumer Finance-5.86%
American Express Co.	47,738	8,584,247
Capital One Financial Corp.	53,008	7,777,864
Discover Financial Services	68,292	7,904,799
Synchrony Financial	166,571	7,094,259
		31,361,169
	Shares	Value
Diversified Financial Services-1.62%
Berkshire Hathaway, Inc., Class B(c)	27,664	$8,659,385
Insurance-33.91%
Aflac, Inc.	137,863	8,660,554
Allstate Corp. (The)	73,815	8,907,256
American International Group, Inc.	146,601	8,466,208
Aon PLC, Class A	27,139	7,502,305
Arthur J. Gallagher & Co.	47,013	7,425,233
Assurant, Inc.	51,440	7,845,114
Brown & Brown, Inc.	118,643	7,863,658
Chubb Ltd.	41,649	8,216,515
Cincinnati Financial Corp.	68,517	8,073,358
Everest Re Group Ltd.	29,531	8,369,085
Globe Life, Inc.(b)	86,752	8,874,730
Hartford Financial Services Group, Inc. (The)	117,006	8,409,221
Lincoln National Corp.	118,179	8,270,166
Loews Corp.	139,648	8,331,400
Marsh & McLennan Cos., Inc.	46,409	7,130,279
MetLife, Inc.	131,513	8,819,262
Principal Financial Group, Inc.	110,757	8,091,906
Progressive Corp. (The)	83,878	9,114,184
Prudential Financial, Inc.	74,493	8,311,184
Travelers Cos., Inc. (The)	51,697	8,591,007
W.R. Berkley Corp.	98,519	8,324,856
Willis Towers Watson PLC	34,113	7,981,077
		181,578,558
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $481,435,802)		535,185,858
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.25%
Invesco Private Government Fund, 0.02%(d)(e)(f)	396,513	396,513
Invesco Private Prime Fund, 0.11%(d)(e)(f)	925,012	925,197
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,321,710)		1,321,710
TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $482,757,512)		536,507,568
OTHER ASSETS LESS LIABILITIES-(0.20)%		(1,067,419)
NET ASSETS-100.00%		$535,440,149
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RYF)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$5,769,981	$4,990,719	$(1,688,701)	$(1,552,431)	$288,909	$7,808,477	$122,613
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	215,534	7,438,698	(7,654,232)	-	-	-	44
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	50,504,969	(50,108,456)	-	-	396,513	287*
Invesco Private Prime Fund	-	107,030,932	(106,104,798)	-	(937)	925,197	3,830*
Total	$5,985,515	$169,965,318	$(165,556,187)	$(1,552,431)	$287,972	$9,130,187	$126,774

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Biotechnology-12.87%
AbbVie, Inc.	120,143	$16,446,375
Amgen, Inc.	71,475	16,234,832
Biogen, Inc.(b)	64,798	14,644,348
Gilead Sciences, Inc.	214,574	14,736,942
Incyte Corp.(b)	230,486	17,132,024
Moderna, Inc.(b)	58,639	9,929,342
Regeneron Pharmaceuticals, Inc.(b)	22,514	13,701,795
Vertex Pharmaceuticals, Inc.(b)	72,451	17,609,216
		120,434,874
Health Care Equipment & Supplies-28.55%
Abbott Laboratories	112,190	14,299,737
ABIOMED, Inc.(b)	49,254	14,572,781
Align Technology, Inc.(b)	22,561	11,166,793
Baxter International, Inc.	186,418	15,927,554
Becton, Dickinson and Co.	61,533	15,637,997
Boston Scientific Corp.(b)	366,135	15,707,191
Cooper Cos., Inc. (The)	37,724	15,025,469
DENTSPLY SIRONA, Inc.	282,862	15,110,488
DexCom, Inc.(b)	26,609	11,454,642
Edwards Lifesciences Corp.(b)	123,722	13,510,442
Hologic, Inc.(b)	201,655	14,164,247
IDEXX Laboratories, Inc.(b)	24,795	12,578,504
Intuitive Surgical, Inc.(b)	43,708	12,420,939
Medtronic PLC	134,073	13,875,215
ResMed, Inc.	57,670	13,183,362
STERIS PLC	65,605	14,721,762
Stryker Corp.	57,933	14,370,281
Teleflex, Inc.	46,916	14,552,874
Zimmer Biomet Holdings, Inc.	121,084	14,895,754
		267,176,032
Health Care Providers & Services-24.28%
AmerisourceBergen Corp.	122,421	16,673,740
Anthem, Inc.	34,972	15,422,302
Cardinal Health, Inc.	310,866	16,031,360
Centene Corp.(b)	192,154	14,941,895
Cigna Corp.	70,129	16,161,929
CVS Health Corp.	152,481	16,240,751
DaVita, Inc.(b)	142,459	15,438,282
HCA Healthcare, Inc.	61,891	14,856,935
Henry Schein, Inc.(b)	199,176	14,997,953
	Shares	Value
Health Care Providers & Services-(continued)
Humana, Inc.	32,694	$12,832,395
Laboratory Corp. of America Holdings(b)	52,269	14,183,716
McKesson Corp.	64,674	16,603,109
Quest Diagnostics, Inc.	94,182	12,716,454
UnitedHealth Group, Inc.	31,527	14,898,714
Universal Health Services, Inc., Class B	117,395	15,268,394
		227,267,929
Health Care Technology-1.97%
Cerner Corp.	202,684	18,484,781
Life Sciences Tools & Services-17.33%
Agilent Technologies, Inc.	96,464	13,439,365
Bio-Rad Laboratories, Inc., Class A(b)	20,206	12,118,144
Bio-Techne Corp.	32,344	12,174,605
Charles River Laboratories International, Inc.(b)	42,137	13,895,097
Danaher Corp.	47,479	13,569,023
Illumina, Inc.(b)	40,248	14,039,307
IQVIA Holdings, Inc.(b)	55,775	13,659,298
Mettler-Toledo International, Inc.(b)	9,490	13,975,733
PerkinElmer, Inc.	80,274	13,820,775
Thermo Fisher Scientific, Inc.	23,471	13,643,692
Waters Corp.(b)	44,208	14,151,865
West Pharmaceutical Services, Inc.	34,927	13,733,995
		162,220,899
Pharmaceuticals-15.01%
Bristol-Myers Squibb Co.	267,457	17,355,285
Catalent, Inc.(b)	123,234	12,807,710
Eli Lilly and Co.	61,752	15,153,323
Johnson & Johnson	91,084	15,692,862
Merck & Co., Inc.	207,572	16,912,966
Organon & Co.	524,490	16,736,476
Pfizer, Inc.	285,602	15,048,369
Viatris, Inc.	1,186,911	17,768,058
Zoetis, Inc.	65,130	13,012,323
		140,487,372
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $779,548,672)		936,071,887
OTHER ASSETS LESS LIABILITIES-(0.01)%		(109,722)
NET ASSETS-100.00%		$935,962,165
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,590,321	$(10,590,321)	$-	$-	$-	$56
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RYH)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,413,191	$67,982,372	$(73,395,563)	$-	$-	$-	$288*
Invesco Private Prime Fund	8,119,787	132,836,718	(140,955,487)	-	(1,018)	-	4,058*
Total	$13,532,978	$211,409,411	$(224,941,371)	$-	$(1,018)	$-	$4,402

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Aerospace & Defense-14.79%
Boeing Co. (The)(b)	31,856	$6,378,845
General Dynamics Corp.	31,877	6,761,112
Howmet Aerospace, Inc.	211,699	6,581,722
Huntington Ingalls Industries, Inc.	35,134	6,577,085
L3Harris Technologies, Inc.	30,128	6,305,489
Lockheed Martin Corp.	18,942	7,370,900
Northrop Grumman Corp.	17,611	6,514,309
Raytheon Technologies Corp.	75,823	6,838,476
Textron, Inc.	86,633	5,896,242
TransDigm Group, Inc.(b)	10,792	6,649,923
		65,874,103
Air Freight & Logistics-5.63%
C.H. Robinson Worldwide, Inc.(c)	62,400	6,530,160
Expeditors International of Washington, Inc.	49,863	5,708,316
FedEx Corp.	26,521	6,520,453
United Parcel Service, Inc., Class B	31,244	6,317,850
		25,076,779
Airlines-7.41%
Alaska Air Group, Inc.(b)	126,434	6,920,997
American Airlines Group, Inc.(b)(c)	362,748	5,974,460
Delta Air Lines, Inc.(b)	171,110	6,791,356
Southwest Airlines Co.(b)(c)	155,653	6,967,028
United Airlines Holdings, Inc.(b)(c)	148,308	6,359,447
		33,013,288
Building Products-9.23%
A.O. Smith Corp.	78,120	5,969,930
Allegion PLC	49,843	6,117,231
Carrier Global Corp.	117,695	5,611,698
Fortune Brands Home & Security, Inc.	61,813	5,820,930
Johnson Controls International PLC	82,365	5,985,465
Masco Corp.	95,086	6,021,796
Trane Technologies PLC	32,235	5,579,879
		41,106,929
Commercial Services & Supplies-6.66%
Cintas Corp.	14,256	5,581,652
Copart, Inc.(b)	43,789	5,659,728
Republic Services, Inc.	48,216	6,155,255
Rollins, Inc.	204,732	6,315,982
Waste Management, Inc.	39,664	5,967,052
		29,679,669
Construction & Engineering-1.32%
Quanta Services, Inc.	57,127	5,868,085
Electrical Equipment-6.62%
AMETEK, Inc.	45,761	6,258,732
Eaton Corp. PLC	38,322	6,071,354
Emerson Electric Co.	70,558	6,487,808
Generac Holdings, Inc.(b)	18,762	5,298,014
Rockwell Automation, Inc.	18,630	5,388,169
		29,504,077
Industrial Conglomerates-5.59%
3M Co.	36,885	6,123,648
General Electric Co.	67,382	6,366,252
Honeywell International, Inc.	31,134	6,366,280
Roper Technologies, Inc.	13,802	6,033,682
		24,889,862
Machinery-22.50%
Caterpillar, Inc.	32,107	6,471,487
	Shares	Value
Machinery-(continued)
Cummins, Inc.	29,952	$6,615,798
Deere & Co.	18,230	6,861,772
Dover Corp.	38,122	6,477,309
Fortive Corp.	86,923	6,131,548
IDEX Corp.	27,651	5,957,131
Illinois Tool Works, Inc.	26,912	6,295,255
Ingersoll Rand, Inc.	109,630	6,162,302
Otis Worldwide Corp.	75,897	6,483,881
PACCAR, Inc.	73,294	6,815,609
Parker-Hannifin Corp.	20,489	6,351,795
Pentair PLC	86,850	5,532,345
Snap-on, Inc.	30,046	6,257,080
Stanley Black & Decker, Inc.	33,577	5,864,223
Wabtec Corp.	71,843	6,386,843
Xylem, Inc.	53,196	5,586,644
		100,251,022
Professional Services-9.42%
Equifax, Inc.	22,140	5,308,286
IHS Markit Ltd.	49,196	5,745,601
Jacobs Engineering Group, Inc.	45,542	5,928,658
Leidos Holdings, Inc.	74,154	6,633,075
Nielsen Holdings PLC	315,912	5,958,100
Robert Half International, Inc.	59,641	6,754,940
Verisk Analytics, Inc.	28,826	5,653,643
		41,982,303
Road & Rail-6.85%
Canadian Pacific Railway Ltd. (Canada)	5	357
CSX Corp.	177,818	6,084,932
J.B. Hunt Transport Services, Inc.	32,903	6,335,144
Norfolk Southern Corp.	22,566	6,137,726
Old Dominion Freight Line, Inc.	18,343	5,538,302
Union Pacific Corp.	26,293	6,429,953
		30,526,414
Trading Companies & Distributors-4.06%
Fastenal Co.	101,917	5,776,656
United Rentals, Inc.(b)	18,787	6,014,094
W.W. Grainger, Inc.	12,721	6,298,294
		18,089,044
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $427,451,380)		445,861,575
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.30%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,351,346	5,351,346
Invesco Private Prime Fund, 0.11%(d)(e)(f)	13,820,244	13,823,008
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,175,293)		19,174,354
TOTAL INVESTMENTS IN SECURITIES-104.38% (Cost $446,626,673)		465,035,929
OTHER ASSETS LESS LIABILITIES-(4.38)%		(19,507,279)
NET ASSETS-100.00%		$445,528,650
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,847,390	$(3,847,390)	$-	$-	$-	$37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,020,793	59,680,044	(56,349,491)	-	-	5,351,346	555*
Invesco Private Prime Fund	3,031,189	106,705,809	(95,910,482)	(939)	(2,569)	13,823,008	7,600*
Total	$5,051,982	$170,233,243	$(156,107,363)	$(939)	$(2,569)	$19,174,354	$8,192

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Chemicals-56.22%
Air Products and Chemicals, Inc.	56,611	$15,971,095
Albemarle Corp.	63,480	14,012,575
Celanese Corp.	103,904	16,178,892
CF Industries Holdings, Inc.	273,344	18,825,201
Corteva, Inc.	347,931	16,728,523
Dow, Inc.	305,784	18,264,478
DuPont de Nemours, Inc.	208,481	15,969,645
Eastman Chemical Co.	142,545	16,952,877
Ecolab, Inc.	71,922	13,625,623
FMC Corp.	154,266	17,026,338
International Flavors & Fragrances, Inc.	113,654	14,993,236
Linde PLC (United Kingdom)	50,061	15,953,439
LyondellBasell Industries N.V., Class A	185,597	17,952,798
Mosaic Co. (The)	455,068	18,179,967
PPG Industries, Inc.	102,342	15,985,820
Sherwin-Williams Co. (The)	48,168	13,800,614
		260,421,121
Construction Materials-6.53%
Martin Marietta Materials, Inc.	37,984	14,780,334
Vulcan Materials Co.	81,220	15,456,978
		30,237,312
	Shares	Value
Containers & Packaging-26.58%
Amcor PLC	1,441,401	$17,311,226
Avery Dennison Corp.	78,479	16,121,156
Ball Corp.	178,830	17,364,393
International Paper Co.	364,364	17,580,563
Packaging Corp. of America	130,447	19,649,232
Sealed Air Corp.	256,840	17,444,573
WestRock Co.	382,549	17,658,462
		123,129,605
Metals & Mining-10.67%
Freeport-McMoRan, Inc.	435,802	16,220,550
Newmont Corp.	298,063	18,232,514
Nucor Corp.	147,397	14,946,056
		49,399,120
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $423,210,881)		463,187,158
OTHER ASSETS LESS LIABILITIES-(0.00)%		(11,784)
NET ASSETS-100.00%		$463,175,374
Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,195,357	$(7,195,357)	$-	$-	$-	$65
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	41,965,414	(41,965,414)	-	-	-	284*
Invesco Private Prime Fund	-	89,743,740	(89,742,128)	-	(1,612)	-	3,631*
Total	$-	$138,904,511	$(138,902,899)	$-	$(1,612)	$-	$3,980

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Equity REITs-96.53%
Alexandria Real Estate Equities, Inc.	23,216	$4,523,405
American Tower Corp.	18,032	4,535,048
AvalonBay Communities, Inc.	20,061	4,899,498
Boston Properties, Inc.(b)	43,112	4,831,993
Crown Castle International Corp.	25,436	4,642,324
Digital Realty Trust, Inc.	29,421	4,390,496
Duke Realty Corp.	79,831	4,612,635
Equinix, Inc.	6,178	4,478,432
Equity Residential	56,630	5,024,780
Essex Property Trust, Inc.	14,228	4,730,810
Extra Space Storage, Inc.	23,576	4,672,527
Federal Realty Investment Trust	37,747	4,812,365
Healthpeak Properties, Inc.	145,516	5,146,901
Host Hotels & Resorts, Inc.(c)	295,673	5,126,970
Iron Mountain, Inc.(b)	101,554	4,663,360
Kimco Realty Corp.	214,172	5,195,813
Mid-America Apartment Communities, Inc.	22,714	4,694,530
Prologis, Inc.	30,913	4,847,777
Public Storage	14,121	5,062,802
Realty Income Corp.	73,452	5,098,303
Regency Centers Corp.	67,111	4,815,214
SBA Communications Corp., Class A	13,681	4,452,345
Simon Property Group, Inc.	32,255	4,747,936
UDR, Inc.	84,237	4,788,031
Ventas, Inc.	101,672	5,390,649
Vornado Realty Trust	116,966	4,796,776
Welltower, Inc.	59,471	5,151,973
Weyerhaeuser Co.	122,871	4,967,675
		135,101,368
	Shares	Value
Real Estate Management & Development-3.43%
CBRE Group, Inc., Class A(c)	47,398	$4,803,313
Total Common Stocks & Other Equity Interests (Cost $136,368,222)		139,904,681

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $32,909)	32,909	32,909
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $136,401,131)		139,937,590
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.44%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,442,868	1,442,868
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,366,019	3,366,692
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,809,560)		4,809,560
TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $141,210,691)		144,747,150
OTHER ASSETS LESS LIABILITIES-(3.42)%		(4,786,234)
NET ASSETS-100.00%		$139,960,916

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,450	$1,754,366	$(1,728,907)	$-	$-	$32,909	$11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	627,528	6,132,459	(5,317,119)	-	-	1,442,868	40*
Invesco Private Prime Fund	941,292	15,881,292	(13,455,486)	-	(406)	3,366,692	558*
Total	$1,576,270	$23,768,117	$(20,501,512)	$-	$(406)	$4,842,469	$609

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communications Equipment-6.67%
Arista Networks, Inc.(b)	328,548	$40,841,802
Cisco Systems, Inc.	724,709	40,344,550
F5, Inc.(b)	187,095	38,844,664
Juniper Networks, Inc.	1,262,996	43,977,521
Motorola Solutions, Inc.	162,096	37,596,546
		201,605,083
Electronic Equipment, Instruments & Components-11.83%
Amphenol Corp., Class A	509,611	40,559,940
CDW Corp.	220,388	41,664,352
Corning, Inc.	1,141,784	48,000,599
IPG Photonics Corp.(b)(c)	257,277	39,741,578
Keysight Technologies, Inc.(b)	212,699	35,907,845
TE Connectivity Ltd.	267,781	38,295,361
Teledyne Technologies, Inc.(b)	98,619	41,561,005
Trimble, Inc.(b)	498,783	35,992,181
Zebra Technologies Corp., Class A(b)	69,864	35,569,160
		357,292,021
IT Services-26.73%
Accenture PLC, Class A	113,134	40,001,920
Akamai Technologies, Inc.(b)	379,942	43,522,356
Automatic Data Processing, Inc.	181,419	37,403,155
Broadridge Financial Solutions, Inc.	240,799	38,340,017
Cognizant Technology Solutions Corp., Class A	523,065	44,680,212
DXC Technology Co.(b)	1,391,474	41,855,538
EPAM Systems, Inc.(b)	61,595	29,327,843
Fidelity National Information Services, Inc.	410,983	49,285,081
Fiserv, Inc.(b)	416,191	43,991,389
FleetCor Technologies, Inc.(b)	192,747	45,923,900
Gartner, Inc.(b)	133,367	39,195,228
Global Payments, Inc.	341,386	51,166,934
International Business Machines Corp.	346,020	46,217,892
Jack Henry & Associates, Inc.	271,299	45,526,685
Mastercard, Inc., Class A	122,763	47,433,168
Paychex, Inc.	345,622	40,700,447
PayPal Holdings, Inc.(b)	227,795	39,167,072
VeriSign, Inc.(b)	175,485	38,111,832
Visa, Inc., Class A(c)	201,214	45,508,570
		807,359,239
Semiconductors & Semiconductor Equipment-24.67%
Advanced Micro Devices, Inc.(b)(c)	309,926	35,409,045
Analog Devices, Inc.	234,083	38,382,590
Applied Materials, Inc.	281,155	38,849,998
Broadcom, Inc.	67,953	39,812,304
Enphase Energy, Inc.(b)	199,751	28,059,023
Intel Corp.	848,783	41,437,586
KLA Corp.	104,571	40,706,353
Lam Research Corp.	60,797	35,865,366
Microchip Technology, Inc.	492,807	38,182,686
Micron Technology, Inc.	501,976	41,297,566
Monolithic Power Systems, Inc.	85,287	34,364,691
NVIDIA Corp.	142,246	34,830,356
NXP Semiconductors N.V. (China)	189,644	38,960,463
Qorvo, Inc.(b)	269,703	37,024,828
QUALCOMM, Inc.	233,576	41,053,318
Skyworks Solutions, Inc.	264,337	38,730,657
SolarEdge Technologies, Inc.(b)(c)	138,881	33,084,232
Teradyne, Inc.	268,794	31,564,479
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc.	219,143	$39,333,977
Xilinx, Inc.	197,758	38,276,061
		745,225,579
Software-21.62%
Adobe, Inc.(b)	65,621	35,061,300
ANSYS, Inc.(b)	107,769	36,642,538
Autodesk, Inc.(b)	159,681	39,886,717
Cadence Design Systems, Inc.(b)	233,167	35,474,027
Ceridian HCM Holding, Inc.(b)	413,459	31,348,461
Citrix Systems, Inc.	526,775	53,699,444
Fortinet, Inc.(b)	129,118	38,379,034
Intuit, Inc.	63,370	35,184,925
Microsoft Corp.	125,343	38,979,166
NortonLifeLock, Inc.	1,765,704	45,925,961
Oracle Corp.	418,433	33,960,022
Paycom Software, Inc.(b)	102,342	34,315,273
PTC, Inc.(b)	356,140	41,404,836
salesforce.com, inc.(b)	161,378	37,541,364
ServiceNow, Inc.(b)	66,405	38,898,721
Synopsys, Inc.(b)	118,567	36,815,054
Tyler Technologies, Inc.(b)	83,342	39,487,440
		653,004,283
Technology Hardware, Storage & Peripherals-8.46%
Apple, Inc.	239,268	41,819,261
Hewlett Packard Enterprise Co.	2,823,291	46,104,342
HP, Inc.	1,178,762	43,295,928
NetApp, Inc.(c)	480,814	41,595,219
Seagate Technology Holdings PLC	413,281	44,283,059
Western Digital Corp.(b)	742,009	38,391,546
		255,489,355
Total Common Stocks & Other Equity Interests (Cost $2,469,127,790)		3,019,975,560

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $938,663)	938,663	938,663
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,470,066,453)		3,020,914,223
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.63%
Invesco Private Government Fund, 0.02%(d)(e)(f)	14,775,302	14,775,302
Invesco Private Prime Fund, 0.11%(d)(e)(f)	34,468,812	34,475,704
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,251,072)		49,251,006
TOTAL INVESTMENTS IN SECURITIES-101.64% (Cost $2,519,317,525)		3,070,165,229
OTHER ASSETS LESS LIABILITIES-(1.64)%		(49,576,095)
NET ASSETS-100.00%		$3,020,589,134
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$367,137	$33,079,657	$(32,508,131)	$-	$-	$938,663	$168
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,978,643	281,360,078	(287,563,419)	-	-	14,775,302	2,012*
Invesco Private Prime Fund	31,709,690	610,522,915	(607,744,794)	(66)	(12,041)	34,475,704	26,858*
Total	$53,055,470	$924,962,650	$(927,816,344)	$(66)	$(12,041)	$50,189,669	$29,038

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Electric Utilities-53.16%
Alliant Energy Corp.	135,902	$8,135,094
American Electric Power Co., Inc.	95,280	8,613,312
Duke Energy Corp.	78,831	8,281,985
Edison International	119,335	7,493,045
Entergy Corp.	74,499	8,326,753
Evergy, Inc.	119,546	7,765,708
Eversource Energy	91,059	8,148,870
Exelon Corp.	148,439	8,602,040
FirstEnergy Corp.	201,976	8,474,913
NextEra Energy, Inc.	88,649	6,925,260
NRG Energy, Inc.	205,950	8,223,583
Pinnacle West Capital Corp.	120,749	8,405,338
PPL Corp.	278,565	8,267,809
Southern Co. (The)	122,978	8,545,741
Xcel Energy, Inc.	120,333	8,382,397
		122,591,848
Gas Utilities-3.89%
Atmos Energy Corp.(b)	83,587	8,962,198
Independent Power and Renewable Electricity Producers-3.15%
AES Corp. (The)	327,708	7,268,564
Multi-Utilities-36.46%
Ameren Corp.	91,725	8,139,677
CenterPoint Energy, Inc.	287,135	8,143,149
CMS Energy Corp.	127,975	8,239,030
Consolidated Edison, Inc.	96,868	8,374,239
Dominion Energy, Inc.	105,352	8,497,692
DTE Energy Co.	68,858	8,292,569
NiSource, Inc.	308,645	9,006,261
Public Service Enterprise Group, Inc.	125,445	8,345,856
Sempra Energy	63,123	8,721,074
WEC Energy Group, Inc.	85,612	8,307,788
		84,067,335
	Shares	Value
Water Utilities-3.17%
American Water Works Co., Inc.	45,438	$7,306,430
Total Common Stocks & Other Equity Interests (Cost $210,971,556)		230,196,375

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $188,150)	188,150	188,150
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $211,159,706)		230,384,525
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.88%
Invesco Private Government Fund, 0.02%(c)(d)(e)	2,687,226	2,687,226
Invesco Private Prime Fund, 0.11%(c)(d)(e)	6,269,316	6,270,570
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,957,796)		8,957,796
TOTAL INVESTMENTS IN SECURITIES-103.79% (Cost $220,117,502)		239,342,321
OTHER ASSETS LESS LIABILITIES-(3.79)%		(8,750,003)
NET ASSETS-100.00%		$230,592,318
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$116,957	$4,993,152	$(4,921,959)	$-	$-	$188,150	$31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	13,334,894	(10,647,668)	-	-	2,687,226	37*
Invesco Private Prime Fund	-	31,111,438	(24,840,868)	-	-	6,270,570	479*
Total	$116,957	$49,439,484	$(40,410,495)	$-	$-	$9,145,946	$547

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Utilities ETF (RYU)—(continued)
January 31, 2022
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.23%
Cable One, Inc.	195	$301,222
Iridium Communications, Inc.(b)	8,252	296,082
John Wiley & Sons, Inc., Class A	6,028	305,921
New York Times Co. (The), Class A	7,463	298,744
TEGNA, Inc.	17,190	332,798
TripAdvisor, Inc.(b)(c)	12,697	344,724
World Wrestling Entertainment, Inc., Class A(c)	6,832	341,190
Yelp, Inc.(b)	9,310	321,567
Ziff Davis, Inc.(b)	3,148	330,729
		2,872,977
Consumer Discretionary-15.26%
Adient PLC(b)	7,087	297,441
American Eagle Outfitters, Inc.(c)	12,862	293,640
AutoNation, Inc.(b)	2,782	303,238
Boyd Gaming Corp.	5,364	318,944
Brunswick Corp.	3,496	317,402
Callaway Golf Co.(b)(c)	11,951	285,151
Capri Holdings Ltd.(b)	5,119	307,498
Carter’s, Inc.	3,152	293,514
Choice Hotels International, Inc.	2,288	328,099
Churchill Downs, Inc.	1,471	309,351
Columbia Sportswear Co.	3,313	307,678
Cracker Barrel Old Country Store, Inc.(c)	2,622	312,385
Crocs, Inc.(b)	2,115	217,041
Dana, Inc.	15,020	325,333
Deckers Outdoor Corp.(b)	861	275,718
Dick’s Sporting Goods, Inc.(c)	2,950	340,430
Five Below, Inc.(b)	1,664	272,896
Foot Locker, Inc.	7,556	337,602
Fox Factory Holding Corp.(b)	1,900	252,833
GameStop Corp., Class A(b)(c)	2,111	229,951
Gentex Corp.	9,521	298,959
Goodyear Tire & Rubber Co. (The)(b)	15,255	316,236
Graham Holdings Co., Class B	573	341,004
Grand Canyon Education, Inc.(b)	4,352	364,175
H&R Block, Inc.(c)	14,217	325,001
Hanesbrands, Inc.	19,121	307,848
Harley-Davidson, Inc.	9,117	315,175
Helen of Troy Ltd.(b)(c)	1,370	286,782
Jack in the Box, Inc.(c)	4,027	366,658
KB Home	7,523	317,847
Kohl’s Corp.(c)	6,482	387,040
Lear Corp.	1,790	299,503
Leggett & Platt, Inc.(c)	8,025	319,796
Lithia Motors, Inc., Class A	1,162	339,455
Macy’s, Inc.	12,554	321,382
Marriott Vacations Worldwide Corp.	2,081	337,913
Mattel, Inc.(b)	15,789	330,306
Murphy USA, Inc.	1,785	351,038
Nordstrom, Inc.(b)(c)	16,085	361,913
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,717	322,013
Papa John’s International, Inc.	2,614	322,698
Polaris, Inc.(c)	3,153	354,996
RH(b)(c)	557	224,371
Scientific Games Corp.(b)	5,319	306,906
Service Corp. International	4,937	304,712
Six Flags Entertainment Corp.(b)	8,698	343,484
Skechers U.S.A., Inc., Class A(b)	7,400	310,800
Taylor Morrison Home Corp., Class A(b)	9,598	294,563
Tempur Sealy International, Inc.	7,484	297,938
Texas Roadhouse, Inc.	3,812	325,507
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.(c)	3,297	$311,863
Toll Brothers, Inc.	4,497	265,188
TopBuild Corp.(b)	1,202	279,645
Travel + Leisure Co.	6,488	368,519
Tri Pointe Homes, Inc.(b)	11,976	285,149
Urban Outfitters, Inc.(b)(c)	10,988	315,575
Victoria’s Secret & Co.(b)(c)	6,629	370,097
Visteon Corp.(b)	2,937	298,135
Wendy’s Co. (The)	15,033	346,210
Williams-Sonoma, Inc.(c)	1,912	306,953
Wingstop, Inc.(c)	2,048	313,856
Wyndham Hotels & Resorts, Inc.	4,065	341,257
YETI Holdings, Inc.(b)(c)	3,729	244,548
		19,669,159
Consumer Staples-4.29%
BJ’s Wholesale Club Holdings, Inc.(b)	4,978	305,998
Boston Beer Co., Inc. (The), Class A(b)(c)	658	276,906
Casey’s General Stores, Inc.	1,791	336,368
Coty, Inc., Class A(b)	33,059	280,340
Darling Ingredients, Inc.(b)	5,300	337,981
Energizer Holdings, Inc.	8,522	320,513
Flowers Foods, Inc.	12,947	364,199
Grocery Outlet Holding Corp.(b)(c)	12,048	305,778
Hain Celestial Group, Inc. (The)(b)(c)	8,601	314,195
Ingredion, Inc.	3,482	329,745
Lancaster Colony Corp.(c)	2,190	347,706
Nu Skin Enterprises, Inc., Class A(c)	7,185	346,245
Performance Food Group Co.(b)	7,338	309,590
Pilgrim’s Pride Corp.(b)	11,951	334,270
Post Holdings, Inc.(b)(c)	3,287	347,830
Sanderson Farms, Inc.	1,780	327,520
Sprouts Farmers Market, Inc.(b)(c)	12,529	340,037
		5,525,221
Energy-2.73%
Antero Midstream Corp.	35,137	349,613
ChampionX Corp.(b)	14,577	326,525
CNX Resources Corp.(b)(c)	23,030	341,535
DT Midstream, Inc.	7,132	368,724
EQT Corp.(b)	16,094	341,998
Equitrans Midstream Corp.	34,100	276,551
HollyFrontier Corp.	10,135	356,347
Murphy Oil Corp.(c)	11,804	373,006
NOV, Inc.	24,548	403,078
Targa Resources Corp.	6,433	380,062
		3,517,439
Financials-15.72%
Affiliated Managers Group, Inc.	2,028	296,514
Alleghany Corp.(b)	495	328,680
American Financial Group, Inc.	2,437	317,492
Associated Banc-Corp.	14,926	356,731
Bank of Hawaii Corp.(c)	4,045	348,153
Bank OZK	7,393	346,362
Brighthouse Financial, Inc.(b)	6,533	355,722
Cadence Bank	11,090	345,675
Cathay General Bancorp	7,654	345,655
CNO Financial Group, Inc.	14,170	353,400
Commerce Bancshares, Inc.	4,910	338,348
Cullen/Frost Bankers, Inc.	2,609	367,895
East West Bancorp, Inc.	4,313	372,384
Essent Group Ltd.	7,705	351,656
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Evercore, Inc., Class A(c)	2,461	$307,182
F.N.B. Corp.(c)	27,777	358,879
Federated Hermes, Inc., Class B	9,373	310,340
First American Financial Corp.	4,419	329,260
First Financial Bankshares, Inc.(c)	6,574	308,912
First Horizon Corp.	20,549	351,593
FirstCash Holdings, Inc.	5,259	366,552
Fulton Financial Corp.	20,525	368,424
Glacier Bancorp, Inc.	5,804	301,402
Hancock Whitney Corp.	6,818	359,445
Hanover Insurance Group, Inc. (The)	2,531	349,177
Home BancShares, Inc.	13,790	324,892
Interactive Brokers Group, Inc., Class A	4,403	300,241
International Bancshares Corp.	7,866	330,608
Janus Henderson Group PLC	7,990	294,831
Jefferies Financial Group, Inc.	8,760	320,966
Kemper Corp.	6,361	381,533
Kinsale Capital Group, Inc.	1,598	320,111
Mercury General Corp.	6,403	349,988
MGIC Investment Corp.	23,465	356,199
Navient Corp.	16,125	281,059
New York Community Bancorp, Inc.	27,213	317,304
Old Republic International Corp.	13,574	347,902
PacWest Bancorp	7,469	346,786
Pinnacle Financial Partners, Inc.	3,510	339,452
Primerica, Inc.	2,204	340,165
PROG Holdings, Inc.(b)(c)	7,730	307,731
Prosperity Bancshares, Inc.	4,556	333,727
Reinsurance Group of America, Inc.	3,249	373,083
RenaissanceRe Holdings Ltd. (Bermuda)	2,027	318,584
RLI Corp.	3,031	317,588
SEI Investments Co.	5,551	325,344
Selective Insurance Group, Inc.	4,095	323,096
SLM Corp.	17,800	326,452
Stifel Financial Corp.	4,821	361,093
Synovus Financial Corp.	7,120	354,291
Texas Capital Bancshares, Inc.(b)	5,624	352,625
UMB Financial Corp.	3,193	314,351
Umpqua Holdings Corp.	17,050	345,774
United Bankshares, Inc.	9,267	327,403
Unum Group	13,976	354,711
Valley National Bancorp	24,087	335,291
Voya Financial, Inc.(c)	4,960	337,082
Washington Federal, Inc.	10,147	355,348
Webster Financial Corp.	6,173	350,688
Wintrust Financial Corp.	3,750	367,762
		20,269,894
Health Care-8.85%
Acadia Healthcare Co., Inc.(b)	5,716	300,947
Amedisys, Inc.(b)	2,088	282,089
Arrowhead Pharmaceuticals, Inc.(b)(c)	4,787	252,562
Bruker Corp.	4,151	276,457
Chemed Corp.	654	306,667
Encompass Health Corp.	5,277	327,385
Envista Holdings Corp.(b)(c)	8,162	352,925
Exelixis, Inc.(b)	20,154	364,787
Globus Medical, Inc., Class A(b)	4,940	329,646
Haemonetics Corp.(b)	6,471	312,873
Halozyme Therapeutics, Inc.(b)	9,726	336,617
HealthEquity, Inc.(b)(c)	8,213	438,903
ICU Medical, Inc.(b)	1,498	319,613
Integra LifeSciences Holdings Corp.(b)	5,179	335,288
	Shares	Value
Health Care-(continued)
Jazz Pharmaceuticals PLC(b)	2,734	$379,780
LHC Group, Inc.(b)	2,519	312,608
LivaNova PLC(b)(c)	4,106	308,402
Masimo Corp.(b)	1,208	265,603
Medpace Holdings, Inc.(b)	1,641	291,212
Molina Healthcare, Inc.(b)	1,114	323,595
Neogen Corp.(b)(c)	8,346	304,379
Neurocrine Biosciences, Inc.(b)	4,211	332,753
NuVasive, Inc.(b)	6,577	342,070
Option Care Health, Inc.(b)	13,056	305,119
Patterson Cos., Inc.	11,712	336,017
Penumbra, Inc.(b)(c)	1,371	309,860
Perrigo Co. PLC	9,185	349,673
Progyny, Inc.(b)(c)	7,170	290,385
Quidel Corp.(b)(c)	2,504	258,813
R1 RCM, Inc.(b)(c)	13,954	331,826
Repligen Corp.(b)	1,354	268,552
STAAR Surgical Co.(b)	3,699	268,991
Syneos Health, Inc.(b)	3,355	303,829
Tandem Diabetes Care, Inc.(b)	2,540	299,999
Tenet Healthcare Corp.(b)	4,425	327,981
United Therapeutics Corp.(b)	1,778	358,925
		11,407,131
Industrials-16.90%
Acuity Brands, Inc.	1,677	321,196
AECOM	4,595	317,652
AGCO Corp.	2,863	335,544
ASGN, Inc.(b)	2,652	304,635
Avis Budget Group, Inc.(b)	1,376	242,424
Axon Enterprise, Inc.(b)	2,373	332,054
Brink’s Co. (The)	5,240	365,647
Builders FirstSource, Inc.(b)	4,220	286,918
CACI International, Inc., Class A(b)	1,267	313,532
Carlisle Cos., Inc.	1,395	311,699
Clean Harbors, Inc.(b)	3,431	317,539
Colfax Corp.(b)	7,387	303,753
Crane Co.	3,249	336,304
Curtiss-Wright Corp.	2,512	333,568
Donaldson Co., Inc.	5,686	316,483
Dycom Industries, Inc.(b)	3,559	299,988
EMCOR Group, Inc.	2,662	317,337
EnerSys	4,388	328,793
Flowserve Corp.	10,792	352,035
Fluor Corp.(b)(c)	13,951	293,529
FTI Consulting, Inc.(b)	2,314	337,404
GATX Corp.(c)	3,224	336,747
Graco, Inc.	4,200	304,752
GXO Logistics, Inc.(b)	3,911	317,612
Hexcel Corp.(b)(c)	6,478	337,957
Hubbell, Inc.	1,610	301,537
IAA, Inc.(b)	6,706	308,007
Insperity, Inc.	2,990	321,515
ITT, Inc.	3,325	305,634
JetBlue Airways Corp.(b)	23,385	342,123
KBR, Inc.	7,351	319,033
Kennametal, Inc.	9,225	318,908
Kirby Corp.(b)	5,789	377,327
Knight-Swift Transportation Holdings, Inc.	5,510	311,756
Landstar System, Inc.	1,896	303,360
Lennox International, Inc.	1,011	286,740
Lincoln Electric Holdings, Inc.	2,467	315,381
ManpowerGroup, Inc.	3,550	372,288

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
MasTec, Inc.(b)(c)	3,651	$314,461
Mercury Systems, Inc.(b)	7,081	403,051
Middleby Corp. (The)(b)	1,781	329,841
MillerKnoll, Inc.	8,369	323,211
MSA Safety, Inc.	2,260	310,524
MSC Industrial Direct Co., Inc., Class A	3,964	323,621
Nordson Corp.	1,243	289,047
nVent Electric PLC	8,892	307,574
Oshkosh Corp.	2,992	340,520
Owens Corning	3,621	321,183
Regal Rexnord Corp.	2,031	321,873
Ryder System, Inc.	4,136	302,714
Saia, Inc.(b)	1,022	290,534
Science Applications International Corp.	4,055	332,632
Simpson Manufacturing Co., Inc.	2,574	290,321
Stericycle, Inc.(b)(c)	5,679	333,584
Sunrun, Inc.(b)(c)	7,931	205,651
Terex Corp.	7,458	311,148
Tetra Tech, Inc.	1,954	271,977
Timken Co. (The)	4,925	328,990
Toro Co. (The)	3,358	324,316
Trex Co., Inc.(b)	2,392	218,796
Trinity Industries, Inc.	11,865	340,881
Univar Solutions, Inc.(b)	12,086	320,279
Valmont Industries, Inc.	1,316	285,875
Vicor Corp.(b)	2,861	269,878
Watsco, Inc.	1,087	307,143
Watts Water Technologies, Inc., Class A	2,379	364,487
Werner Enterprises, Inc.	7,285	324,838
Woodward, Inc.	3,101	341,947
XPO Logistics, Inc.(b)	4,432	293,265
		21,792,873
Information Technology-14.19%
ACI Worldwide, Inc.(b)	10,141	348,546
Alliance Data Systems Corp.	4,588	316,755
Amkor Technology, Inc.	14,345	315,877
Arrow Electronics, Inc.(b)	2,659	329,716
Aspen Technology, Inc.(b)	2,283	342,815
Avnet, Inc.	8,614	347,661
Azenta, Inc.	3,274	276,129
Belden, Inc.	5,316	297,430
Blackbaud, Inc.	4,278	291,503
Calix, Inc.(b)	4,698	236,215
CDK Global, Inc.	8,471	363,999
Cerence, Inc.(b)(c)	4,369	277,388
Ciena Corp.(b)	4,581	303,766
Cirrus Logic, Inc.(b)	3,709	331,733
CMC Materials, Inc.	2,257	408,246
Cognex Corp.	4,401	292,490
Coherent, Inc.(b)	1,269	328,011
CommVault Systems, Inc.(b)	4,963	334,804
Concentrix Corp.	1,971	396,151
Digital Turbine, Inc.(b)(c)	6,301	278,189
Envestnet, Inc.(b)	4,255	314,615
Euronet Worldwide, Inc.(b)	2,638	353,202
Fair Isaac Corp.(b)	824	407,872
First Solar, Inc.(b)	3,452	270,568
Genpact Ltd.	6,604	328,549
II-VI Incorporated(b)(c)	5,025	318,585
Jabil, Inc.	5,134	315,690
Kyndryl Holdings, Inc.(b)(c)	18,467	311,723
Lattice Semiconductor Corp.(b)	4,347	240,041
	Shares	Value
Information Technology-(continued)
Littelfuse, Inc.	1,105	$298,317
LiveRamp Holdings, Inc.(b)	6,961	310,809
Lumentum Holdings, Inc.(b)	3,337	338,639
Manhattan Associates, Inc.(b)	2,242	300,136
Maximus, Inc.	4,353	336,574
Mimecast Ltd.(b)	4,241	338,050
MKS Instruments, Inc.	2,081	323,242
National Instruments Corp.	7,730	318,631
NCR Corp.(b)	8,081	307,563
Paylocity Holding Corp.(b)	1,410	287,612
Power Integrations, Inc.	3,822	308,474
Qualys, Inc.(b)	2,547	326,373
Sabre Corp.(b)(c)	37,915	346,922
SailPoint Technologies Holding, Inc.(b)(c)	7,233	279,845
Semtech Corp.(b)	3,849	273,664
Silicon Laboratories, Inc.(b)	1,671	276,032
SiTime Corp.(b)	1,166	271,783
SunPower Corp.(b)(c)	14,345	240,709
Synaptics, Inc.(b)	1,194	251,158
TD SYNNEX Corp.	3,081	322,180
Teradata Corp.(b)(c)	7,884	318,041
Universal Display Corp.(c)	2,129	326,823
ViaSat, Inc.(b)(c)	7,228	318,176
Vishay Intertechnology, Inc.(c)	15,972	330,780
Vontier Corp.	10,891	306,146
Western Union Co. (The)	18,427	348,455
WEX, Inc.(b)	2,544	409,533
Wolfspeed, Inc.(b)(c)	2,913	274,521
Xerox Holdings Corp.	15,866	334,931
		18,302,388
Materials-6.47%
Alcoa Corp.(c)	6,876	389,938
AptarGroup, Inc.	2,804	328,909
Ashland Global Holdings, Inc.	3,194	306,752
Avient Corp.	6,017	299,466
Cabot Corp.	5,977	328,675
Chemours Co. (The)	10,299	336,880
Cleveland-Cliffs, Inc.(b)(c)	16,563	283,890
Commercial Metals Co.	10,179	340,386
Eagle Materials, Inc.	2,039	297,388
Greif, Inc., Class A	5,432	321,357
Ingevity Corp.(b)	4,541	299,297
Louisiana-Pacific Corp.	4,341	288,416
Minerals Technologies, Inc.	4,739	331,588
NewMarket Corp.	1,016	343,479
Olin Corp.	5,822	295,001
Reliance Steel & Aluminum Co.	2,122	324,411
Royal Gold, Inc.	3,419	347,200
RPM International, Inc.	3,445	305,261
Scotts Miracle-Gro Co. (The)(c)	2,207	333,698
Sensient Technologies Corp.	3,390	287,269
Silgan Holdings, Inc.	7,960	356,449
Sonoco Products Co.	5,602	317,297
Steel Dynamics, Inc.	5,586	310,135
United States Steel Corp.	14,762	305,869
Valvoline, Inc.	9,568	315,170
Worthington Industries, Inc.(c)	6,529	353,741
		8,347,922
Real Estate-9.37%
American Campus Communities, Inc.	6,165	322,183
Apartment Income REIT Corp.	6,425	339,369

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.	14,019	$355,522
Camden Property Trust	1,937	310,094
Corporate Office Properties Trust	12,428	313,931
Cousins Properties, Inc.	8,522	328,608
CyrusOne, Inc.	3,754	337,297
Douglas Emmett, Inc.	10,055	313,917
EastGroup Properties, Inc.	1,571	314,059
EPR Properties	7,107	312,495
First Industrial Realty Trust, Inc.	5,292	321,648
Healthcare Realty Trust, Inc.	10,572	327,944
Highwoods Properties, Inc.	7,578	326,763
Hudson Pacific Properties, Inc.	13,259	313,310
JBG SMITH Properties	11,923	326,690
Jones Lang LaSalle, Inc.(b)	1,295	324,773
Kilroy Realty Corp.	4,971	318,144
Kite Realty Group Trust	15,822	330,363
Lamar Advertising Co., Class A	2,889	319,986
Life Storage, Inc.	2,402	324,150
Macerich Co. (The)(c)	18,797	310,902
Medical Properties Trust, Inc.	15,366	349,730
National Retail Properties, Inc.	7,386	327,791
National Storage Affiliates Trust	5,302	326,391
Omega Healthcare Investors, Inc.	11,980	377,130
Park Hotels & Resorts, Inc.(b)	18,277	332,641
Pebblebrook Hotel Trust(c)	15,308	331,418
Physicians Realty Trust	18,437	336,660
PotlatchDeltic Corp.	5,500	295,845
PS Business Parks, Inc.	1,893	316,055
Rayonier, Inc.	8,596	314,098
Rexford Industrial Realty, Inc.	4,467	326,850
Sabra Health Care REIT, Inc.	25,099	341,597
SL Green Realty Corp.	4,457	323,222
Spirit Realty Capital, Inc.(c)	7,132	338,485
STORE Capital Corp.	9,929	314,849
Urban Edge Properties	18,600	339,264
		12,084,174
	Shares	Value
Utilities-3.96%
ALLETE, Inc.	5,330	$340,214
Black Hills Corp.	4,988	337,887
Essential Utilities, Inc.	6,660	324,608
Hawaiian Electric Industries, Inc.	8,283	352,028
IDACORP, Inc.	3,072	338,596
MDU Resources Group, Inc.	11,741	344,833
National Fuel Gas Co.	5,408	328,428
New Jersey Resources Corp.(c)	8,433	339,091
NorthWestern Corp.	5,942	345,349
OGE Energy Corp.	9,338	354,097
ONE Gas, Inc.	4,627	360,397
PNM Resources, Inc.	7,367	330,115
Southwest Gas Holdings, Inc.	4,882	332,855
Spire, Inc.	5,313	350,233
UGI Corp.	7,337	332,733
		5,111,464
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $117,445,930)		128,900,642
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.49%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,728,945	5,728,945
Invesco Private Prime Fund, 0.11%(d)(e)(f)	14,236,400	14,239,247
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,968,479)		19,968,192
TOTAL INVESTMENTS IN SECURITIES-115.46% (Cost $137,414,409)		148,868,834
OTHER ASSETS LESS LIABILITIES-(15.46)%		(19,928,714)
NET ASSETS-100.00%		$128,940,120

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$50,708	$2,523,766	$(2,574,474)	$-	$-	$-	$31
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,270,908	$19,672,538	$(17,214,501)	$-	$-	$5,728,945	$503*
Invesco Private Prime Fund	5,042,491	40,405,296	(31,206,652)	(287)	(1,601)	14,239,247	6,836*
Total	$8,364,107	$62,601,600	$(50,995,627)	$(287)	$(1,601)	$19,968,192	$7,370

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-2.65%
AMC Networks, Inc., Class A(b)(c)	3,942	$168,047
ATN International, Inc.	3,888	154,276
Cars.com, Inc.(b)	8,738	136,138
Cinemark Holdings, Inc.(b)(c)	9,147	138,120
Cogent Communications Holdings, Inc.	2,028	129,001
Consolidated Communications Holdings, Inc.(b)	19,682	141,514
E.W. Scripps Co. (The), Class A	7,709	158,034
Gannett Co., Inc.(b)	30,479	148,128
Loyalty Ventures, Inc.(b)	5,466	160,208
Marcus Corp. (The)(b)(c)	8,554	144,135
QuinStreet, Inc.(b)	8,622	138,728
Scholastic Corp.	4,067	166,828
Shenandoah Telecommunications Co.	6,066	138,123
TechTarget, Inc.(b)(c)	1,646	136,519
Telephone & Data Systems, Inc.	7,771	153,866
Thryv Holdings, Inc.(b)(c)	4,132	134,001
		2,345,666
Consumer Discretionary-13.41%
Aaron’s Co., Inc. (The)	6,345	134,324
Abercrombie & Fitch Co., Class A(b)	4,352	169,728
Adtalem Global Education, Inc.(b)	5,123	150,719
American Axle & Manufacturing Holdings, Inc.(b)	15,801	128,620
American Public Education, Inc.(b)	7,194	153,880
America’s Car-Mart, Inc.(b)	1,458	138,393
Asbury Automotive Group, Inc.(b)	895	144,068
Barnes & Noble Education, Inc.(b)	21,463	129,207
Bed Bath & Beyond, Inc.(b)(c)	8,715	141,532
Big Lots, Inc.(c)	3,449	144,548
BJ’s Restaurants, Inc.(b)(c)	4,356	131,072
Bloomin’ Brands, Inc.(b)(c)	7,728	157,110
Boot Barn Holdings, Inc.(b)	1,198	110,180
Brinker International, Inc.(b)	4,276	142,006
Buckle, Inc. (The)(c)	3,047	114,689
Caleres, Inc.	6,624	158,843
Cato Corp. (The), Class A	9,103	150,381
Cavco Industries, Inc.(b)	475	127,984
Century Communities, Inc.	1,814	119,452
Cheesecake Factory, Inc. (The)(b)(c)	3,717	132,623
Chico’s FAS, Inc.(b)	28,670	135,036
Children’s Place, Inc. (The)(b)(c)	1,751	123,883
Chuy’s Holdings, Inc.(b)	5,379	135,605
Conn’s, Inc.(b)	8,178	198,480
Cooper-Standard Holdings, Inc.(b)(c)	5,939	122,284
Dave & Buster’s Entertainment, Inc.(b)(c)	4,486	160,554
Designer Brands, Inc., Class A(b)(c)	10,714	141,103
Dine Brands Global, Inc.(c)	1,925	130,611
Dorman Products, Inc.(b)	1,382	129,397
El Pollo Loco Holdings, Inc.(b)	11,722	156,371
Ethan Allen Interiors, Inc.	6,129	154,512
Fiesta Restaurant Group, Inc.(b)	15,915	150,715
Fossil Group, Inc.(b)	14,776	163,866
Genesco, Inc.(b)	2,425	156,000
Gentherm, Inc.(b)	1,875	163,856
G-III Apparel Group Ltd.(b)	5,609	152,396
Group 1 Automotive, Inc.	769	130,584
Guess?, Inc.(c)	6,378	146,822
Haverty Furniture Cos., Inc., (Acquired 01/26/2016 - 01/10/2022; Cost $126,511)(c)(d)	4,662	137,622
Hibbett, Inc.(c)	2,049	126,321
Installed Building Products, Inc.	1,106	122,534
	Shares	Value
Consumer Discretionary-(continued)
iRobot Corp.(b)(c)	2,284	$149,648
Kontoor Brands, Inc.(c)	2,913	143,582
La-Z-Boy, Inc.(c)	4,273	156,862
LCI Industries	976	120,214
LGI Homes, Inc.(b)	974	121,273
Liquidity Services, Inc.(b)	7,712	146,759
LL Flooring Holdings, Inc.(b)(c)	8,809	127,202
M.D.C. Holdings, Inc.	2,772	140,513
M/I Homes, Inc.(b)	2,383	126,275
MarineMax, Inc.(b)	2,715	127,768
Meritage Homes Corp.(b)	1,264	128,966
Monarch Casino & Resort, Inc.(b)	2,229	137,975
Monro, Inc.	2,678	133,177
Motorcar Parts of America, Inc.(b)(c)	8,154	134,786
Movado Group, Inc.	3,687	136,677
ODP Corp. (The)(b)	3,990	176,478
Oxford Industries, Inc.	1,553	127,952
Patrick Industries, Inc.	2,096	134,982
Perdoceo Education Corp.(b)	13,409	147,767
PetMed Express, Inc.(c)	6,079	157,021
Red Robin Gourmet Burgers, Inc.(b)(c)	9,098	134,195
Rent-A-Center, Inc.(c)	3,092	130,328
Ruth’s Hospitality Group, Inc.(b)	7,980	159,839
Sally Beauty Holdings, Inc.(b)(c)	7,377	126,663
Shake Shack, Inc., Class A(b)(c)	2,048	135,311
Shoe Carnival, Inc.	3,940	134,590
Shutterstock, Inc.	1,380	133,819
Signet Jewelers Ltd.	1,763	151,847
Sleep Number Corp.(b)(c)	2,027	144,930
Sonic Automotive, Inc., Class A	3,056	155,886
Standard Motor Products, Inc.	2,995	143,371
Steven Madden Ltd.	3,173	130,537
Strategic Education, Inc.	2,789	166,392
Sturm Ruger & Co., Inc.(c)	2,384	160,276
Tupperware Brands Corp.(b)(c)	9,991	154,061
Unifi, Inc.(b)	6,495	123,470
Universal Electronics, Inc.(b)	4,066	144,302
Vera Bradley, Inc.(b)	18,567	152,064
Vista Outdoor, Inc.(b)	3,893	150,192
Winnebago Industries, Inc.(c)	2,256	145,557
Wolverine World Wide, Inc.	4,842	128,265
WW International, Inc.(b)	9,288	117,029
Zumiez, Inc.(b)(c)	3,227	145,054
		11,861,766
Consumer Staples-4.92%
Andersons, Inc. (The)	4,405	167,831
B&G Foods, Inc.(c)	5,131	159,574
Calavo Growers, Inc.	3,840	159,014
Cal-Maine Foods, Inc.(c)	4,260	166,140
Celsius Holdings, Inc.(b)(c)	2,332	111,306
Central Garden & Pet Co.(b)(c)	655	30,386
Central Garden & Pet Co., Class A(b)	2,680	116,124
Chefs’ Warehouse, Inc. (The)(b)	4,899	146,186
Coca-Cola Consolidated, Inc.	290	166,170
Edgewell Personal Care Co.	3,465	158,697
elf Beauty, Inc.(b)	4,915	145,287
Fresh Del Monte Produce, Inc.	5,917	164,670
Hostess Brands, Inc.(b)	6,130	125,788
Inter Parfums, Inc.	1,595	157,857
J&J Snack Foods Corp.	1,048	158,971
John B. Sanfilippo & Son, Inc.	1,759	139,137
Medifast, Inc.	784	155,789
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
MGP Ingredients, Inc.(c)	1,834	$138,760
National Beverage Corp.(c)	3,207	143,257
PriceSmart, Inc.	2,129	152,032
Seneca Foods Corp., Class A(b)	3,397	158,810
Simply Good Foods Co. (The)(b)	4,132	145,570
SpartanNash Co.	6,309	155,012
Tootsie Roll Industries, Inc.(c)	4,040	137,158
TreeHouse Foods, Inc.(b)(c)	3,891	150,698
United Natural Foods, Inc.(b)	2,943	114,130
Universal Corp.	3,049	165,957
USANA Health Sciences, Inc.(b)	1,534	146,620
Vector Group Ltd.	15,194	168,805
WD-40 Co.(c)	660	146,692
		4,352,428
Energy-5.83%
Archrock, Inc.	20,751	175,138
Bristow Group, Inc.(b)	4,709	154,691
Callon Petroleum Co.(b)(c)	2,950	145,848
Civitas Resources, Inc.(c)	2,666	145,297
CONSOL Energy, Inc.(b)	7,236	157,311
Core Laboratories N.V.(c)	6,260	166,954
DMC Global, Inc.(b)(c)	3,932	158,617
Dorian LPG Ltd.	12,090	143,750
Dril-Quip, Inc.(b)	7,688	194,429
Green Plains, Inc.(b)(c)	3,988	121,793
Helix Energy Solutions Group, Inc.(b)	47,465	167,551
Helmerich & Payne, Inc.	6,193	177,739
Laredo Petroleum, Inc.(b)(c)	2,219	149,028
Matador Resources Co.	3,899	174,558
Nabors Industries Ltd.(b)(c)	1,580	163,546
Oceaneering International, Inc.(b)	12,654	164,882
Oil States International, Inc.(b)	28,309	177,497
Par Pacific Holdings, Inc.(b)	10,972	154,705
Patterson-UTI Energy, Inc.	17,025	169,569
PBF Energy, Inc., Class A(b)(c)	12,067	191,141
PDC Energy, Inc.	3,010	178,403
ProPetro Holding Corp.(b)	17,108	179,805
Range Resources Corp.(b)(c)	7,987	153,750
Ranger Oil Corp.(b)(c)	5,227	162,089
Renewable Energy Group, Inc.(b)(c)	3,400	136,884
REX American Resources Corp.(b)	1,541	148,599
RPC, Inc.(b)(c)	33,167	196,017
SM Energy Co.	4,707	154,437
Southwestern Energy Co.(b)(c)	28,035	123,354
Talos Energy, Inc.(b)	15,431	164,186
US Silica Holdings, Inc.(b)	15,443	147,481
World Fuel Services Corp.	5,618	158,484
		5,157,533
Financials-19.26%
Allegiance Bancshares, Inc.	3,817	168,063
Ambac Financial Group, Inc.(b)	10,071	142,706
American Equity Investment Life Holding Co.	4,185	172,171
Ameris Bancorp	3,135	154,587
AMERISAFE, Inc.	2,945	154,671
Apollo Commercial Real Estate Finance, Inc.	11,502	157,002
ARMOUR Residential REIT, Inc.(c)	15,335	143,842
Assured Guaranty Ltd.	3,164	168,610
Axos Financial, Inc.(b)	2,730	140,595
B. Riley Financial, Inc.	1,983	122,093
Banc of California, Inc.	7,611	147,045
BancFirst Corp.(c)	2,284	171,186
	Shares	Value
Financials-(continued)
Bancorp, Inc. (The)(b)	5,933	$176,922
BankUnited, Inc.	3,732	155,811
Banner Corp.	2,661	165,275
Berkshire Hills Bancorp, Inc.	5,586	165,290
Blucora, Inc.(b)	8,945	145,088
Brightsphere Investment Group, Inc.	5,261	113,532
Brookline Bancorp, Inc.	9,934	169,871
Capitol Federal Financial, Inc.	13,662	152,058
Central Pacific Financial Corp.	5,615	163,396
City Holding Co.	1,913	153,442
Columbia Banking System, Inc.	4,626	160,846
Community Bank System, Inc.	2,092	149,411
Customers Bancorp, Inc.(b)	2,683	156,419
CVB Financial Corp.	7,357	162,075
Dime Community Bancshares, Inc.	4,592	160,536
Donnelley Financial Solutions, Inc.(b)	3,473	129,265
Eagle Bancorp, Inc.	2,768	165,997
eHealth, Inc.(b)(c)	6,022	131,581
Ellington Financial, Inc.	8,853	157,318
Employers Holdings, Inc.	3,791	148,228
Encore Capital Group, Inc.(b)(c)	2,587	166,861
Enova International, Inc.(b)	3,893	156,810
EZCORP, Inc., Class A(b)(c)	22,164	132,319
FB Financial Corp.	3,582	159,471
First Bancorp	11,656	169,595
First Bancorp/Southern Pines NC	3,461	151,973
First Commonwealth Financial Corp.	10,233	169,458
First Financial Bancorp	6,514	164,218
First Hawaiian, Inc.	5,638	159,837
First Midwest Bancorp, Inc.	7,691	159,742
Flagstar Bancorp, Inc.	3,212	145,343
Franklin BSP Realty Trust, Inc.	9,596	129,258
Genworth Financial, Inc., Class A(b)	37,432	145,985
Granite Point Mortgage Trust, Inc.	12,959	156,804
Green Dot Corp., Class A(b)	4,352	138,002
Greenhill & Co., Inc.	8,707	145,233
Hanmi Financial Corp.	6,906	185,633
HCI Group, Inc.	1,532	103,977
Heritage Financial Corp.	6,652	161,378
Hilltop Holdings, Inc.	4,492	148,371
HomeStreet, Inc.	3,141	153,124
Hope Bancorp, Inc.	10,743	179,945
Horace Mann Educators Corp.	4,027	153,066
Independent Bank Corporation	1,889	159,337
Independent Bank Group, Inc.	2,162	164,139
Invesco Mortgage Capital, Inc.(c)(e)	50,917	136,458
Investors Bancorp, Inc.	10,265	167,525
James River Group Holdings Ltd.(c)	6,178	174,961
KKR Real Estate Finance Trust, Inc.	7,315	156,102
Lakeland Financial Corp.(c)	2,089	166,974
LendingTree, Inc.(b)	1,372	167,164
Meta Financial Group, Inc.	2,677	159,174
Mr. Cooper Group, Inc.(b)	3,696	148,394
National Bank Holdings Corp., Class A	3,547	161,034
NBT Bancorp, Inc.	4,174	161,450
New York Mortgage Trust, Inc.	40,070	150,263
NMI Holdings, Inc., Class A(b)	7,517	185,971
Northfield Bancorp, Inc.	9,039	142,455
Northwest Bancshares, Inc.	11,240	158,596
OFG Bancorp	6,272	173,546
Old National Bancorp(c)	8,695	159,379
Pacific Premier Bancorp, Inc.	4,009	153,344

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Palomar Holdings, Inc.(b)	2,420	$127,655
Park National Corp.(c)	1,137	154,018
PennyMac Mortgage Investment Trust	8,505	151,559
Piper Sandler Cos.	924	142,499
PRA Group, Inc.(b)	3,366	156,519
Preferred Bank	2,276	177,665
ProAssurance Corp.	6,422	153,871
Provident Financial Services, Inc.	6,528	157,782
Ready Capital Corp.	9,512	135,451
Redwood Trust, Inc.	11,311	139,465
Renasant Corp.	4,184	153,888
S&T Bancorp, Inc.	5,024	154,789
Safety Insurance Group, Inc.	1,942	159,885
Seacoast Banking Corp. of Florida	4,481	163,556
Selectquote, Inc.(b)(c)	17,025	125,815
ServisFirst Bancshares, Inc.	1,900	161,253
Simmons First National Corp., Class A(c)	5,134	146,832
SiriusPoint Ltd. (Bermuda)(b)	18,793	159,177
Southside Bancshares, Inc.	3,712	155,533
Stewart Information Services Corp.	2,088	149,146
StoneX Group, Inc.(b)	2,578	169,143
Tompkins Financial Corp.	1,934	153,869
Triumph Bancorp, Inc.(b)	1,228	107,425
Trupanion, Inc.(b)(c)	1,080	102,870
TrustCo Bank Corp.	4,669	158,279
Trustmark Corp.	4,825	157,198
Two Harbors Investment Corp.	25,537	146,838
United Community Banks, Inc.	4,482	158,618
United Fire Group, Inc.	6,800	169,592
Universal Insurance Holdings, Inc.	9,773	168,487
Veritex Holdings, Inc.	3,955	158,793
Virtus Investment Partners, Inc.	532	139,214
Walker & Dunlop, Inc.	1,023	135,455
Westamerica Bancorporation	2,681	155,712
WisdomTree Investments, Inc.(c)	24,179	135,644
World Acceptance Corp.(b)(c)	664	125,483
WSFS Financial Corp.	3,106	162,692
		17,039,271
Health Care-12.95%
Addus HomeCare Corp.(b)	1,679	134,035
Allscripts Healthcare Solutions, Inc.(b)	8,729	176,500
AMN Healthcare Services, Inc.(b)	1,378	139,647
Amphastar Pharmaceuticals, Inc.(b)(c)	7,179	165,763
AngioDynamics, Inc.(b)	6,073	131,359
ANI Pharmaceuticals, Inc.(b)	3,541	143,127
Anika Therapeutics, Inc.(b)	3,992	126,946
Apollo Medical Holdings, Inc.(b)(c)	2,048	105,431
Artivion, Inc.(b)(c)	8,375	149,075
Avanos Medical, Inc.(b)	5,225	158,109
Avid Bioservices, Inc.(b)(c)	5,804	109,521
BioLife Solutions, Inc.(b)	4,467	133,295
Cara Therapeutics, Inc.(b)	12,752	147,668
Cardiovascular Systems, Inc.(b)	8,206	144,179
Coherus Biosciences, Inc.(b)(c)	9,177	113,428
Collegium Pharmaceutical, Inc.(b)	8,550	152,618
Community Health Systems, Inc.(b)	12,120	153,803
Computer Programs & Systems, Inc.(b)	5,376	152,248
CONMED Corp.(c)	1,125	154,778
Corcept Therapeutics, Inc.(b)(c)	8,216	154,214
CorVel Corp.(b)	799	140,720
Covetrus, Inc.(b)	8,505	153,685
Cross Country Healthcare, Inc.(b)	6,034	129,791
	Shares	Value
Health Care-(continued)
Cutera, Inc.(b)(c)	4,112	$149,718
Cytokinetics, Inc.(b)(c)	4,272	141,788
Eagle Pharmaceuticals, Inc.(b)	3,365	154,588
Emergent BioSolutions, Inc.(b)	3,842	179,806
Enanta Pharmaceuticals, Inc.(b)	2,215	131,615
Endo International PLC(b)	33,031	105,369
Ensign Group, Inc. (The)	1,938	146,183
Fulgent Genetics, Inc.(b)(c)	1,866	119,181
Glaukos Corp.(b)	3,727	198,426
Hanger, Inc.(b)	9,374	169,951
Harmony Biosciences Holdings, Inc.(b)(c)	4,042	144,946
HealthStream, Inc.(b)	6,268	152,626
Heska Corp.(b)(c)	928	127,674
Innoviva, Inc.(b)	9,393	150,570
Inogen, Inc.(b)	4,475	133,042
Integer Holdings Corp.(b)	1,865	146,235
iTeos Therapeutics, Inc.(b)	3,694	135,274
Joint Corp. (The)(b)(c)	2,232	120,617
Lantheus Holdings, Inc.(b)	5,679	144,303
LeMaitre Vascular, Inc.(c)	3,166	133,953
Ligand Pharmaceuticals, Inc.(b)(c)	1,081	134,725
MEDNAX, Inc.(b)	5,939	145,209
Meridian Bioscience, Inc.(b)(c)	8,622	179,769
Merit Medical Systems, Inc.(b)	2,440	135,298
Mesa Laboratories, Inc.(c)	475	135,057
ModivCare, Inc.(b)	1,103	127,871
Myriad Genetics, Inc.(b)	6,236	163,944
Natus Medical, Inc.(b)	6,640	152,986
Nektar Therapeutics(b)(c)	3,978	44,235
NeoGenomics, Inc.(b)	4,797	108,124
NextGen Healthcare, Inc.(b)	9,526	183,947
Omnicell, Inc.(b)	864	129,721
OptimizeRx Corp.(b)(c)	2,690	120,862
OraSure Technologies, Inc.(b)(c)	18,585	164,477
Organogenesis Holdings, Inc.(b)(c)	15,977	122,863
Orthofix Medical, Inc.(b)	5,134	156,074
Owens & Minor, Inc.	3,765	158,469
Pacira BioSciences, Inc.(b)	2,705	169,793
Pennant Group, Inc. (The)(b)	7,526	125,082
Phibro Animal Health Corp., Class A	8,023	154,844
Prestige Consumer Healthcare, Inc.(b)	2,694	152,076
RadNet, Inc.(b)	5,681	146,286
REGENXBIO, Inc.(b)	4,817	127,169
Select Medical Holdings Corp.	5,284	122,747
Simulations Plus, Inc.	3,333	141,719
Spectrum Pharmaceuticals, Inc.(b)	108,626	76,179
Supernus Pharmaceuticals, Inc.(b)	5,347	164,955
SurModics, Inc.(b)(c)	3,506	160,154
Tabula Rasa HealthCare, Inc.(b)(c)	14,553	157,027
Tactile Systems Technology, Inc.(b)	7,813	123,211
Tivity Health, Inc.(b)(c)	6,137	156,125
uniQure N.V. (Netherlands)(b)	5,466	98,661
US Physical Therapy, Inc.(c)	1,605	155,316
Vanda Pharmaceuticals, Inc.(b)	9,754	147,871
Varex Imaging Corp.(b)(c)	5,483	143,106
Vericel Corp.(b)(c)	4,060	144,455
Xencor, Inc.(b)	4,570	157,071
Zynex, Inc.(c)	15,116	119,719
		11,463,002
Industrials-14.37%
AAON, Inc.	1,920	123,360
AAR Corp.(b)	4,357	175,456

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
ABM Industries, Inc.	3,379	$140,870
Aerojet Rocketdyne Holdings, Inc.	3,614	139,464
AeroVironment, Inc.(b)	2,449	139,397
Alamo Group, Inc.	1,029	144,935
Albany International Corp., Class A	1,774	148,502
Allegiant Travel Co.(b)	822	146,858
American Woodmark Corp.(b)	2,366	141,794
Apogee Enterprises, Inc.	3,489	155,784
Applied Industrial Technologies, Inc.	1,494	146,382
ArcBest Corp.	1,436	127,000
Arcosa, Inc.	2,801	130,695
Astec Industries, Inc.	2,256	142,782
Atlas Air Worldwide Holdings, Inc.(b)	1,775	142,586
AZZ, Inc.	2,911	138,505
Barnes Group, Inc.	3,349	151,274
Boise Cascade Co.	2,321	162,981
Brady Corp., Class A	2,919	151,554
Chart Industries, Inc.(b)(c)	926	112,852
CIRCOR International, Inc.(b)	5,615	155,929
Comfort Systems USA, Inc.	1,589	142,660
CoreCivic, Inc.(b)	16,004	161,800
Deluxe Corp.	4,695	141,319
DXP Enterprises, Inc.(b)	5,591	159,623
Encore Wire Corp.	1,209	136,242
Enerpac Tool Group Corp.	6,940	123,879
EnPro Industries, Inc.	1,444	151,649
ESCO Technologies, Inc.	1,772	141,370
Exponent, Inc.	1,254	119,105
Federal Signal Corp.(c)	3,493	136,297
Forrester Research, Inc.(b)	2,707	148,939
Forward Air Corp.	1,339	142,336
Franklin Electric Co., Inc.	1,659	144,001
Gibraltar Industries, Inc.(b)	2,132	116,834
GMS, Inc.(b)	2,577	131,891
Granite Construction, Inc.(c)	3,912	140,754
Greenbrier Cos., Inc. (The)	3,450	139,242
Griffon Corp.	5,708	127,802
Harsco Corp.(b)	9,558	150,061
Hawaiian Holdings, Inc.(b)(c)	8,040	137,484
Healthcare Services Group, Inc.(c)	9,319	169,513
Heartland Express, Inc.	9,098	136,106
Heidrick & Struggles International, Inc.	3,552	155,471
Hillenbrand, Inc.	3,059	142,182
HNI Corp.	3,621	151,865
Hub Group, Inc., Class A(b)	1,825	138,189
Insteel Industries, Inc.	4,053	153,325
Interface, Inc.	9,744	129,205
John Bean Technologies Corp.	964	130,140
Kaman Corp.	3,735	149,288
KAR Auction Services, Inc.(b)(c)	9,622	136,825
Kelly Services, Inc., Class A	9,052	154,608
Korn Ferry	1,989	132,030
Lindsay Corp.	1,032	130,290
ManTech International Corp., Class A	2,228	160,951
Marten Transport Ltd.	9,310	155,384
Matson, Inc.	1,830	178,718
Matthews International Corp., Class A	4,264	149,752
Meritor, Inc.(b)	6,176	142,357
Moog, Inc., Class A	2,044	155,835
Mueller Industries, Inc.	2,683	138,604
MYR Group, Inc.(b)	1,424	133,899
National Presto Industries, Inc.	1,874	154,136
	Shares	Value
Industrials-(continued)
NOW, Inc.(b)	17,658	$156,980
NV5 Global, Inc.(b)	1,232	128,855
Park Aerospace Corp.	11,523	155,906
PGT Innovations, Inc.(b)	7,071	134,278
Pitney Bowes, Inc.	23,032	141,877
Powell Industries, Inc.	5,403	161,334
Proto Labs, Inc.(b)	3,117	156,411
Quanex Building Products Corp.	6,970	151,876
Resideo Technologies, Inc.(b)	5,946	147,342
Resources Connection, Inc.	8,943	155,876
SkyWest, Inc.(b)	3,780	144,207
SPX Corp.(b)	2,577	134,468
SPX FLOW, Inc.	1,801	155,246
Standex International Corp.	1,479	146,939
Tennant Co.	1,884	145,388
Titan International, Inc.(b)	19,220	187,395
Triumph Group, Inc.(b)	8,580	156,328
TrueBlue, Inc.(b)	5,620	149,492
UFP Industries, Inc.	1,699	135,682
UniFirst Corp.	762	144,849
US Ecology, Inc.(b)	4,494	128,438
Veritiv Corp.(b)	1,205	112,161
Viad Corp.(b)	3,371	126,986
Wabash National Corp.	8,331	163,454
		12,712,689
Information Technology-10.52%
3D Systems Corp.(b)(c)	6,942	124,262
8x8, Inc.(b)(c)	8,758	134,435
ADTRAN, Inc.(c)	7,352	141,232
Advanced Energy Industries, Inc.	1,780	153,400
Agilysys, Inc.(b)	3,389	128,985
Alarm.com Holdings, Inc.(b)	1,919	143,100
Arlo Technologies, Inc.(b)	17,095	148,556
Axcelis Technologies, Inc.(b)	2,342	146,633
Badger Meter, Inc.	1,431	144,774
Benchmark Electronics, Inc.	6,140	148,220
Bottomline Technologies (DE), Inc.(b)	2,908	163,982
CalAmp Corp.(b)	15,122	89,825
CEVA, Inc.(b)	3,508	132,146
Cohu, Inc.(b)	4,337	143,034
Comtech Telecommunications Corp.	6,283	127,733
Consensus Cloud Solutions, Inc.(b)	2,711	153,714
CSG Systems International, Inc.	2,785	158,104
CTS Corp.	4,391	147,318
Diebold Nixdorf, Inc.(b)	18,022	168,326
Digi International, Inc.(b)	6,305	140,854
Diodes, Inc.(b)	1,443	133,896
Ebix, Inc.(c)	5,034	152,983
ePlus, Inc.(b)	2,772	127,429
EVERTEC, Inc.	3,136	136,855
ExlService Holdings, Inc.(b)	1,135	136,790
Extreme Networks, Inc.(b)	11,434	145,097
Fabrinet (Thailand)(b)	1,347	152,427
FARO Technologies, Inc.(b)	2,220	120,568
FormFactor, Inc.(b)	3,578	152,924
Harmonic, Inc.(b)(c)	14,259	153,427
Ichor Holdings Ltd.(b)	3,455	146,561
Insight Enterprises, Inc.(b)(c)	1,499	141,131
InterDigital, Inc.	2,260	156,008
Itron, Inc.(b)	2,460	152,520
Knowles Corp.(b)(c)	7,015	148,788
Kulicke & Soffa Industries, Inc. (Singapore)(c)	2,329	127,373

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
LivePerson, Inc.(b)(c)	4,216	$125,932
MaxLinear, Inc.(b)	2,054	123,281
Methode Electronics, Inc.	3,548	156,218
NETGEAR, Inc.(b)	5,396	149,307
NetScout Systems, Inc.(b)	4,816	151,945
OneSpan, Inc.(b)	9,624	154,561
Onto Innovation, Inc.(b)	1,675	153,330
OSI Systems, Inc.(b)	1,665	138,095
PC Connection, Inc.	3,467	150,294
PDF Solutions, Inc.(b)	5,009	148,918
Perficient, Inc.(b)	1,108	116,141
Photronics, Inc.(b)	9,053	161,868
Plantronics, Inc.(b)(c)	5,382	143,430
Plexus Corp.(b)	1,659	128,606
Progress Software Corp.	3,173	144,403
Rambus, Inc.(b)	5,353	135,163
Rogers Corp.(b)	568	155,036
Sanmina Corp.(b)	3,993	151,015
ScanSource, Inc.(b)	4,522	140,996
SMART Global Holdings, Inc.(b)(c)	2,533	145,293
SPS Commerce, Inc.(b)	1,106	136,978
TTEC Holdings, Inc.	1,796	143,842
TTM Technologies, Inc.(b)	10,856	146,122
Ultra Clean Holdings, Inc.(b)	2,778	140,067
Unisys Corp.(b)	7,961	145,288
Veeco Instruments, Inc.(b)(c)	5,903	162,273
Viavi Solutions, Inc.(b)	9,328	153,539
Vonage Holdings Corp.(b)(c)	7,436	154,966
Xperi Holding Corp.	7,712	130,101
		9,310,418
Materials-6.39%
AdvanSix, Inc.	3,286	138,308
Allegheny Technologies, Inc.(b)	10,086	184,473
American Vanguard Corp.	10,271	155,811
Arconic Corp.(b)	4,933	152,578
Balchem Corp.	929	136,507
Carpenter Technology Corp.	5,225	150,062
Century Aluminum Co.(b)(c)	11,289	173,173
Clearwater Paper Corp.(b)	3,738	118,196
Compass Minerals International, Inc.	2,701	144,233
Ferro Corp.(b)	7,160	156,088
FutureFuel Corp.	20,640	160,992
GCP Applied Technologies, Inc.(b)	4,848	154,651
Glatfelter Corp.	8,962	155,580
H.B. Fuller Co.	1,975	141,746
Hawkins, Inc.	4,135	154,318
Haynes International, Inc.	3,898	146,643
Innospec, Inc.	1,758	163,424
Kaiser Aluminum Corp.	1,610	154,158
Koppers Holdings, Inc.(b)	4,845	144,769
Kraton Corp.(b)	3,340	154,909
Livent Corp.(b)(c)	5,628	129,500
Materion Corp.	1,753	145,236
Mercer International, Inc. (Germany)	13,294	161,522
Myers Industries, Inc.	7,709	139,302
Neenah, Inc.	3,344	154,158
O-I Glass, Inc.(b)	13,643	181,588
Olympic Steel, Inc.	6,945	147,859
Quaker Chemical Corp.	651	136,170
Rayonier Advanced Materials, Inc.(b)	25,786	160,647
Schweitzer-Mauduit International, Inc., Class A	5,175	156,647
Stepan Co.	1,303	143,538
	Shares	Value
Materials-(continued)
SunCoke Energy, Inc.	24,096	$165,058
Sylvamo Corp.(b)	5,068	150,976
TimkenSteel Corp.(b)	10,449	146,599
Tredegar Corp.	13,572	159,471
Trinseo PLC	2,889	154,677
Warrior Met Coal, Inc.	6,853	179,549
		5,653,116
Real Estate-8.17%
Acadia Realty Trust	7,199	142,468
Agree Realty Corp.	2,262	147,890
Alexander & Baldwin, Inc.	6,376	146,329
American Assets Trust, Inc.	4,325	155,570
Armada Hoffler Properties, Inc.	10,406	145,996
Brandywine Realty Trust	11,439	147,106
CareTrust REIT, Inc.	7,309	155,024
Centerspace	1,455	138,778
Chatham Lodging Trust(b)	11,866	157,462
Community Healthcare Trust, Inc.	3,467	157,194
DiamondRock Hospitality Co.(b)	16,612	155,322
Diversified Healthcare Trust	56,700	172,935
Douglas Elliman, Inc.(b)	10,632	82,504
Easterly Government Properties, Inc.(c)	6,985	146,476
Essential Properties Realty Trust, Inc.	5,635	149,609
Four Corners Property Trust, Inc.	5,484	148,452
Franklin Street Properties Corp.	24,324	134,998
GEO Group, Inc. (The)(b)(c)	21,393	143,975
Getty Realty Corp.	4,886	144,968
Global Net Lease, Inc.	10,162	145,723
Hersha Hospitality Trust(b)	16,802	151,554
Independence Realty Trust, Inc.	6,294	144,699
Industrial Logistics Properties Trust	6,711	153,883
Innovative Industrial Properties, Inc.(c)	597	118,320
iStar, Inc.(c)	6,291	135,068
LTC Properties, Inc.	4,705	169,709
LXP Industrial Trust	10,115	150,612
Marcus & Millichap, Inc.(b)	3,252	152,226
NexPoint Residential Trust, Inc.	1,987	157,569
Office Properties Income Trust	6,401	163,098
Orion Office REIT, Inc.(b)	8,144	135,516
RE/MAX Holdings, Inc., Class A	5,281	157,163
Realogy Holdings Corp.(b)	9,452	155,958
Retail Opportunity Investments Corp.	8,263	153,113
RPT Realty	11,722	147,932
Safehold, Inc.(c)	2,151	133,147
Saul Centers, Inc.	3,024	149,325
Service Properties Trust	16,787	143,529
SITE Centers Corp.	10,097	149,537
St. Joe Co. (The)	3,065	148,683
Summit Hotel Properties, Inc.(b)(c)	16,328	153,810
Tanger Factory Outlet Centers, Inc.	7,835	133,273
Uniti Group, Inc.	11,771	141,958
Universal Health Realty Income Trust	2,608	152,046
Urstadt Biddle Properties, Inc., Class A	7,844	154,448
Veris Residential, Inc.(b)	8,426	139,029
Washington REIT	6,071	149,468
Whitestone REIT	16,004	163,401
Xenia Hotels & Resorts, Inc.(b)	8,962	155,401
		7,232,254
Utilities-1.40%
American States Water Co.	1,576	145,354
Avista Corp.	3,783	168,192

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
California Water Service Group	2,273	$141,131
Chesapeake Utilities Corp.	1,137	154,871
Middlesex Water Co.	1,540	155,910
Northwest Natural Holding Co.	3,277	155,133
South Jersey Industries, Inc.	6,264	156,725
Unitil Corp.	3,475	163,117
		1,240,433
Total Common Stocks & Other Equity Interests (Cost $90,988,893)		88,368,576
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $120,978)	120,978	120,978
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $91,109,871)		88,489,554
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.91%
Invesco Private Government Fund, 0.02%(e)(f)(g)	4,400,035	$4,400,035
Invesco Private Prime Fund, 0.11%(e)(f)(g)	10,558,407	10,560,518
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,961,040)		14,960,553
TOTAL INVESTMENTS IN SECURITIES-116.92% (Cost $106,070,911)		103,450,107
OTHER ASSETS LESS LIABILITIES-(16.92)%		(14,969,515)
NET ASSETS-100.00%		$88,480,592

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$103,272	$111,178	$(39,654)	$(17,802)	$(20,536)	$136,458	$10,263
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	58,820	2,062,428	(2,000,270)	-	-	120,978	8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,391,253	10,708,714	(7,699,932)	-	-	4,400,035	327*
Invesco Private Prime Fund	2,086,880	22,229,519	(13,754,278)	(487)	(1,116)	10,560,518	4,283*
Total	$3,640,225	$35,111,839	$(23,494,134)	$(18,289)	$(21,652)	$15,217,989	$14,881

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022, for each Fund (except for S&P 500® Equal Weight Energy ETF, S&P 500® Equal Weight Health Care ETF and S&P 500® Equal Weight Materials ETF). As of January 31, 2022, all of the securities in S&P 500® Equal Weight Energy ETF, S&P 500® Equal Weight Health Care ETF and S&P 500® Equal Weight Materials ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,138,413,484	$-	$-	$32,138,413,484
Money Market Funds	673,926	1,297,717,260	-	1,298,391,186
Total Investments	$32,139,087,410	$1,297,717,260	$-	$33,436,804,670
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$44,914,927	$-	$-	$44,914,927
Money Market Funds	14,574	2,288,554	-	2,303,128
Total Investments	$44,929,501	$2,288,554	$-	$47,218,055
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$434,030,347	$-	$-	$434,030,347
Money Market Funds	46,307	36,248,320	-	36,294,627
Total Investments	$434,076,654	$36,248,320	$-	$470,324,974
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$493,724,004	$-	$-	$493,724,004
Money Market Funds	151,795	15,711,373	-	15,863,168
Total Investments	$493,875,799	$15,711,373	$-	$509,587,172
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$535,185,858	$-	$-	$535,185,858
Money Market Funds	-	1,321,710	-	1,321,710
Total Investments	$535,185,858	$1,321,710	$-	$536,507,568

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$445,861,575	$-	$-	$445,861,575
Money Market Funds	-	19,174,354	-	19,174,354
Total Investments	$445,861,575	$19,174,354	$-	$465,035,929
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$139,904,681	$-	$-	$139,904,681
Money Market Funds	32,909	4,809,560	-	4,842,469
Total Investments	$139,937,590	$4,809,560	$-	$144,747,150
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,019,975,560	$-	$-	$3,019,975,560
Money Market Funds	938,663	49,251,006	-	50,189,669
Total Investments	$3,020,914,223	$49,251,006	$-	$3,070,165,229
Invesco S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$230,196,375	$-	$-	$230,196,375
Money Market Funds	188,150	8,957,796	-	9,145,946
Total Investments	$230,384,525	$8,957,796	$-	$239,342,321
Invesco S&P MidCap 400® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$128,900,642	$-	$-	$128,900,642
Money Market Funds	-	19,968,192	-	19,968,192
Total Investments	$128,900,642	$19,968,192	$-	$148,868,834
Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$88,368,576	$-	$-	$88,368,576
Money Market Funds	120,978	14,960,553	-	15,081,531
Total Investments	$88,489,554	$14,960,553	$-	$103,450,107